UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Multi-Asset Real Return Fund (Percentages shown are based on Net Assets)

Investment Companies	Shares	Value

Equity Funds – 33.9%
Alerian MLP ETF	28,125	$500,625
Energy Select Sector SPDR Fund	5,148	402,934
Health Care Select Sector SPDR Fund	17,478	827,234
iShares Dow Jones U.S. Real Estate Index Fund (a)	7,726	567,552
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	15,263	559,847
iShares Gold Trust (a)	27,898	400,336
SPDR S&P Oil & Gas Equipment & Services ETF	10,197	394,114

		3,652,642

Fixed Income Funds – 55.0%
BlackRock Floating Rate Income Portfolio, Institutional Class (a)	292,760	3,082,761
iShares Barclays 0-5 Year TIPS Bond Fund (a)	9,705	997,771
iShares Barclays 1-3 Year Credit Bond Fund (a)	12,676	1,338,459

Investment Companies	Shares	Value

Fixed Income Funds (concluded)
iShares Barclays TIPS Bond Fund (a)	4,102	$501,059

		5,920,050

Short-Term Securities – 11.6%

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	1,247,630	1,247,630

Total Investment Companies (Cost – $10,475,890*) – 100.5%		10,820,322
Liabilities in Excess of Other Assets – (0.5)%		(58,677)

Net Assets – 100.0%		$10,761,645

Notes to Consolidated Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,475,890

Gross unrealized appreciation	$400,846
Gross unrealized depreciation	(56,414)

Net unrealized appreciation	$344,432

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain

BlackRock Floating Rate Income Portfolio, Institutional Class	292,760		–	292,760	$3,082,761	$42,145	–
BlackRock Liquidity Funds, TempFund, Institutional Class	1,247,630	[1]	–	1,247,630	$1,247,630	$436	–
iShares Barclays 0-5 Year TIPS Bond Fund	9,705		–	9,705	$997,771	–	–
iShares Barclays 1-3 Year Credit Bond Fund	12,676		–	12,676	$1,338,459	–	–
iShares Barclays TIPS Bond Fund	4,102		–	4,102	$501,059	–	–
iShares Gold Trust	27,898		–	27,898	$400,336	–	–
iShares Dow Jones U.S. Real Estate Index Fund	15,454		7,728	7,726	$567,552	–	$40,629
iShares FTSE EPRA/NAREIT Developed Real Estate Ex-U.S. Index Fund	15,263		–	15,263	$559,847	–	–

1 Represents net shares purchased.

(b)	Represents the current yield as of report date.

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	MLP	Master Limited Partnership
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	ETF	Exchange Traded Fund	S&P	Standard & Poor’s
	EUR	Euro	SPDR	Standard & Poor’s Depositary Receipts
	GBP	British Pound	USD	US Dollar
	JPY	Japanese Yen
	LIBOR	London Interbank Offered Rate

BLACKROCK FUNDS	APRIL 30, 2013	1

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

—	Total return swaps outstanding as of April 30, 2013 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contracts	Unrealized Depreciation

Excess Return on the S&P GSCI Commodity Index	USD 1,012,374[1]	JPMorgan Chase & Co.	12/31/13	2,138	$(48,391)

1   Fund receives the total return of the referenced entity and pays the fixed amount. Net payment at termination.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies	$ 10,820,322	–	–	$ 10,820,322

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Commodity contracts.	–	$ (48,391)	–	$ (48,391)

1 Derivative financial instruments are swaps which are valued at the unrealized appreciation/depreciation on the instrument.

2	BLACKROCK FUNDS	APRIL 30, 2013

Consolidated Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Strategic Risk Allocation Fund (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value

Fixed Income Funds – 52.1%
iShares Barclays TIPS Bond Fund	118,134	$14,430,068

Short-Term Securities – 43.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	12,148,688	12,148,688

Value

Total Affiliated Investment Companies
(Cost – $26,590,615*) – 96.0%	$26,578,756
Other Assets Less Liabilities – 4.0%	1,100,862

Net Assets – 100.0%	$27,679,618

Notes to Consolidated Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$26,590,615

Gross unrealized appreciation	$–
Gross unrealized depreciation	(11,859)

Net unrealized depreciation	$(11,859)

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Held at April 30, 2013	Value at April 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	12,148,688	[1]	12,148,688	$12,148,688	$3,878
iShares Barclays TIPS Bond Fund	118,134		118,134	$14,430,068	$9,235

[1] Represents net shares purchased.

(b)	Represents the current yield as of report date.

—	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

1	ASX SPI 200 Futures	Sydney	June 2013	USD	133,942	$ 3,579
20	E-Mini Russell 2000 Futures	New York	June 2013	USD	1,890,200	(6,620)
28	E-Mini S&P 500 Futures	Chicago Mercantile	June 2013	USD	2,229,150	58,200
22	EURO STOXX 50 Index Futures	Eurex	June 2013	USD	773,287	628
4	FTSE 100 Index Futures	London	June 2013	USD	396,632	(3,874)
40	mini MSCI Emerging Markets Index Futures	New York	June 2013	USD	2,079,800	16,886
4	TOPIX Index Futures	Tokyo	June 2013	USD	478,843	71,746

Total						$140,545

—	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	245,023	AUD	241,972	HSBC Holdings Plc	6/07/13	$(5,084)
USD	153,359	CAD	157,532	HSBC Holdings Plc	6/07/13	(2,863)
USD	176,428	EUR	134,559	HSBC Holdings Plc	6/07/13	(825)
USD	112,389	GBP	74,298	HSBC Holdings Plc	6/07/13	(2,993)
USD	160,000	JPY	15,836,400	Citigroup, Inc.	6/07/13	(2,481)

BLACKROCK FUNDS	APRIL 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Foreign currency exchange contracts as of April 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	101,244	JPY	9,294,383	HSBC Holdings Plc	6/07/13	$5,884
USD	300,000	JPY	28,383,330	Morgan Stanley	6/07/13	8,788

Total						$ 426

—	Credit default swaps - sold protection outstanding as of April 30, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

iTraxx Crossover Series 19 Version 1	5.00%	Credit Suisse Group AG	6/20/18	B+	EUR	1,000	$ 36,833
iTraxx Europe Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A-	EUR	2,200	22,427
CDX.NA.IG Series 20 Version 1	1.00%	Bank of America Corp.	6/20/18	BBB+	USD	2,800	24,042
CDX.NA.IG Series 20 Version 1	1.00%	Bank of America Corp.	6/20/18	BBB+	USD	220	199
CDX.NA.HY Series 20 Version 1	5.00%	Deutsche Bank AG	6/20/18	B+	USD	3,700	89,963
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase & Co.	6/20/18	B+	USD	200	716

Total							$174,180

1 Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Total return swaps outstanding as of April 30, 2013 were as follows:

Reference Entity	Fixed Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts/ Notional Amount (000)		Unrealized Appreciation (Depreciation)

Canadian (10 Year) Bond Futures June 2013	CAD 246,139,560[3]	Bank of America Corp.	5/27/13		18	$ (75)
Canadian (10 Year) Bond Futures June 2013	CAD 132,007,200[3]	Bank of America Corp.	5/27/13		10	46,978
Long Gilt Futures June 2013	GBP 91,995,920[3]	Bank of America Corp.	5/28/13		8	62,322
Long Gilt Futures June 2013	GBP 96,016,000[3]	Bank of America Corp.	5/28/13		8	(124)
Long Gilt Futures June 2013	GBP 23,849,960[3]	Bank of America Corp.	5/28/13		2	2,362
U.S. Treasury (10 Year) Notes Futures June 2013	USD 39,652,110[3]	Bank of America Corp.	5/29/13		1	3,557
Euro-Bund Futures June 2013	EUR 244,338,790[3]	Bank of America Corp.	6/04/13		8	63,835
Euro-Bund Futures June 2013	EUR 29,131,280[3]	Bank of America Corp.	6/04/13		1	2,433
Japanese Government (10 Year) Bond Futures June 2013	JPY 24,622,154,000[3]	Bank of America Corp.	6/06/13		17	(3,945)
Japanese Government (10 Year) Bond Futures June 2013	JPY 18,817,344,000[3]	Bank of America Corp.	6/06/13		11	(1,851)
Japanese Government (10 Year) Bond Futures June 2013	JPY 4,375,695,000[3]	Bank of America Corp.	6/06/13		2	(3,836)
Australian (10 Year) Bond Futures June 2013	AUD 155,070,720[3]	Bank of America Corp.	6/13/13		16	(649)
Australian (10 Year) Bond Futures June 2013	AUD 96,407,500[3]	Bank of America Corp.	6/13/13		10	50,161
JPMorgan EMBI Plus Index	3-month LIBOR Plus 0.495%	JPMorgan Chase & Co.	6/20/13	USD	3,470	101,984
JPMorgan EMBI Plus Index	3-month LIBOR Plus 0.50%	JPMorgan Chase & Co.	6/20/13	USD	350	(581)
Net Total Return on the FTSE EPRA/NAREIT Global REIT Index	3-month LIBOR Minus 0.10%	JPMorgan Chase & Co.	6/28/13	USD	1	194,664
S&P GSCI Light Energy Official Close Index	USD 1,400,000[3]	JPMorgan Chase & Co.	9/20/13	USD	1,400	(39,466)

Total	$477,769

3 Fund receives the total return of the referenced entity and pays the fixed amount. Net payment at termination.

4	BLACKROCK FUNDS	APRIL 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$26,578,756	–	–	$26,578,756

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$174,180	–	$174,180
Equity contracts	$151,039	194,664	–	345,703
Foreign currency exchange contracts.	–	14,672	–	14,672
Interest rate contracts	–	333,632	–	333,632
Liabilities:
Commodity contracts.	–	(39,466)	–	(39,466)
Equity contracts	(10,494)	–	–	(10,494)
Foreign currency exchange contracts.	–	(14,246)	–	(14,246)
Interest rate contracts	–	(11,061)	–	(11,061)
Total	$140,545	$652,375	–	$792,920

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	APRIL 30, 2013	5

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$72,071	–	–	$72,071
Cash pledged for financial futures contracts.	389,000	–	–	389,000
Liabilities:
Bank overdraft	–	$(12,020)	–	(12,020)
Total	$461,071	$(12,020)	–	$449,051

6	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Automobiles – 4.0%
Daimler Finance North America LLC, 0.88%, 1/09/15 (a)(b)	$500	$501,761
Volkswagen International Finance NV, 0.89%, 4/01/14 (a)(b)	500	500,893

		1,002,654

Commercial Banks – 24.8%
Bear Stearns Cos. LLC, 5.70%, 11/15/14	500	537,733
Commonwealth Bank of Australia, 1.95%, 3/16/15	350	358,505
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 0.76%, 3/18/16 (b)	500	500,999
Credit Suisse USA, Inc.:
5.50%, 8/15/13	295	299,298
5.13%, 1/15/14	250	257,972
Deutsche Bank AG, 4.88%, 5/20/13	400	400,872
HSBC Bank Plc, 2.00%, 1/19/14 (a)	750	757,646
ING Bank NV, 2.00%, 10/18/13 (a)	500	502,979
Nordea Bank AB:
1.75%, 10/04/13 (a)	380	382,306
1.18%, 1/14/14 (a)(b)	500	503,009
Rabobank Nederland N.V., 0.63%, 4/14/14 (b)	400	401,096
Societe Generale SA, 1.60%, 12/13/13 (a)(b)	300	301,750
Svenska Handelsbanken AB, 0.73%, 3/21/16 (b)	500	500,004
Westpac Banking Corp., 1.01%, 3/31/14 (a)(b)	500	503,061

		6,207,230

Computers & Peripherals – 2.0%
Hewlett-Packard Co., 0.57%, 5/24/13 (b)	500	500,023

Diversified Financial Services – 4.1%
General Electric Capital Corp., 5.90%, 5/13/14	500	528,332
Toyota Motor Credit Corp., 0.45%, 12/05/14 (b)	500	500,650

		1,028,982

Diversified Telecommunication Services – 2.0%
AT&T, Inc., 0.68%, 2/12/16 (b)	500	501,447

Finance – 2.0%
John Deere Capital Corp., 0.40%, 1/12/15 (b)	500	500,087

Food Products – 3.0%
General Mills, Inc., 0.58%, 1/29/16 (b)	250	250,136
Kellogg Co., 0.52%, 2/13/15 (b)	500	500,533

		750,669

Health Care Providers & Services – 1.2%
Unitedhealth Group, Inc., 0.41%, 8/28/14 (b)	300	300,340

Media – 2.0%
NBCUniversal Media LLC, 2.10%, 4/01/14	500	507,319

Oil, Gas & Consumable Fuels – 1.2%
Total Capital Canada Ltd., 0.66%, 1/15/16 (b)	300	301,787

Wireless Telecommunication Services – 6.2%
Cellco Partnership/Verizon Wireless Capital LLC:
7.38%, 11/15/13	500	517,527
5.55%, 2/01/14	500	517,640
Vodafone Group Plc, 0.68%, 2/19/16 (b)	500	500,351

		1,535,518

		Value

Total Long-Term Investments
(Cost – $13,123,358) – 52.5%		$13,136,056

Short-Term Securities	Par (000)	Value

Certificates of Deposit

Yankee (c) – 13.8%
Bank of Nova Scotia, Houston, 0.48%, 3/27/14 (b)	$500	500,870
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.75%, 4/02/14 (b)	500	501,655
Barclays Bank Plc, New York, 0.71%, 9/10/13	250	250,424
Credit Industriel et Commercial, New York:
0.50%, 7/01/13	500	500,206
0.54%, 12/05/13	300	300,054
Credit Suisse, New York, 0.69%, 12/06/13	250	250,578
Deutsche Bank A.G., New York, 0.71%, 2/05/14	250	250,290
National Australia Bank Ltd., New York, 1.48%, 1/30/14 (b)	900	908,505

Total Certificates of Deposit – 13.8%		3,462,582

Commercial Paper (d)

AT&T, Inc., 0.51%, 7/22/13	500	499,598
BP Capital Markets Plc, 0.45%, 8/07/13	376	375,886
Daimler Finance North America LLC, 0.95%, 11/05/13	375	374,025
Erste Abwicklungsanstalt, 0.43%, 9/12/13	500	499,522
Govco LLC:
0.57%, 5/20/13	350	349,949
0.50%, 6/27/13	300	299,865
Reckitt Benckiser TSY:
0.60%, 12/09/13	500	499,212
0.55%, 1/03/14	300	299,434
Skandinaviska Enskilda Banken AB, 0.41%, 6/28/13	500	499,863
Societe Generale North America, Inc., 0.61%, 7/08/13	500	499,755
Suncorp Metway Ltd.:
0.58%, 7/24/13	500	499,708
0.55%, 8/20/13	300	299,726
Vodafone Group Plc, 0.80%, 1/02/14	500	498,024

Total Commercial Paper – 22.0%		5,494,567

Corporate Notes – 2.0%	Par (000)	Value

UBS A.G., 2.25%, 8/12/13	500	502,679

BLACKROCK FUNDS	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Money Market Funds – 0.3%	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	79,129	$79,129

Repurchase Agreements	Par (000)	Value

Barclays Capital, Inc.,
0.85%, 5/28/13	$750	750,000

(Purchased on 11/29/12 to be repurchased at $753,188, collateralized by various corporate/debt obligations, 4.25% to 12.63% due from 12/01/15 to 6/26/37, aggregate par and fair value of $845,305 and $895,642, respectively)

Citigroup Global Markets, Inc.,
0.40%, 5/01/13	500	500,000

(Purchased on 4/30/13 to be repurchased at $500,006, collateralized by corporate/debt and U.S. government sponsored agency obligations, 0.45% to 0.57% due from 3/18/16 to 6/15/39, aggregate par and fair value of $523,647 and $516,085, respectively)

Mizuho Securities USA,
1.23%, 6/03/13 (g)	250	250,000

(Purchased on 3/04/13 to be repurchased at $250,000, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.00% due from 7/25/13 to 12/20/40, aggregate par and fair value of $2,439,065 and $267,810, respectively)

Repurchase Agreements	Par (000)	Value

RBS Securities Inc.,
1.10%, 6/05/13	$750	$750,000

(Purchased on 3/06/13 to be repurchased at $752,085, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.15% due from 6/20/32 to 9/20/40, aggregate par and fair value of $17,831,184 and $840,985, respectively)

Total Repurchase Agreements – 9.0%		2,250,000

Total Short-Term Securities
(Cost – $11,779,183) – 47.1%		11,788,957

Total Investments (Cost $24,902,541*) – 99.6%		24,925,013
Other Assets Less Liabilities – 0.4%		98,633

Net Assets – 100.0%		$25,023,646

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,902,541

Gross unrealized appreciation	$23,712
Gross unrealized depreciation	(1,240)

Net unrealized appreciation	$22,472

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer is a US branch of a foreign domiciled bank.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity (Shares)	Shares Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	79,129	79,129	$283

(f)	Represents the current yield as of report date.
(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

2	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	–	$13,136,056	–	$13,136,056
Short-Term Securities	$79,129	11,709,828	–	11,788,957
Total	$79,129	$24,845,884	–	$24,925,013
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, cash of $3,774 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK FUNDS	APRIL 30, 2013	3

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Short-Term Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.12%, 5/02/13	$500	$500,000
0.14%, 5/23/13	500	499,992
0.11%, 6/06/13	300	299,994
0.14%, 6/06/13	300	299,994
0.12%, 6/27/13	500	499,982
0.13%, 6/27/13	600	599,978
0.12%, 8/15/13	100	99,983
0.10%, 10/10/13	500	499,826
0.17%, 11/14/13	250	249,891
U.S. Treasury Notes:
0.50%, 10/15/13	950	951,781
0.25%, 10/31/13	1,000	1,000,781
0.50%, 11/15/13	100	100,219
0.25%, 11/30/13	150	150,134
0.25%, 1/31/14	650	650,610
0.25%, 2/28/14	500	500,489
0.25%, 4/30/14	200	200,211

Total U.S. Treasury Obligations – 47.3%		7,103,865

Repurchase Agreements	Par (000)	Value

Credit Suisse Securities (USA) LLC,
0.14%, 5/01/13	2,000	2,000,000
(Purchased on 4/30/13 to be repurchased at $2,000,008, collateralized by U.S. Treasury Bond, 2.75% due at 8/15/42, par and fair value of $2,085,000 and $2,041,343, respectively)
Deutsche Bank Securities Inc.,
0.14%, 5/01/13	1,000	1,000,000
(Purchased on 4/30/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.75% due at 3/31/18, par and fair value of $1,015,000 and $1,020,044, respectively)
HSBC Securities (USA) Inc.,
0.14%, 5/01/13	1,000	1,000,000
(Purchased on 4/30/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.88% due at 1/31/18, par and fair value of $1,010,000 and $1,023,768, respectively)

Repurchase Agreements	Par (000)	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.14%, 5/01/13	$1,000	$1,000,000
(Purchased on 4/30/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.25% due at 11/30/14, par and fair value of $1,018,000 and $1,020,011, respectively)
Mizuho Securities USA,
0.14%, 5/01/13	859	859,000
(Purchased on 4/30/13 to be repurchased at $859,003, collateralized by U.S. Treasury Bill, 0.00% due at 7/25/13, par and fair value of $876,300 and $876,194, respectively)
Morgan Stanley & Co. LLC,
0.15%, 5/01/13	1,000	1,000,000
(Purchased on 4/30/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.63% due at 5/31/17, aggregate par and fair value of $1,012,500 and $1,020,030, respectively)
RBS Securities Inc.,
0.14%, 5/01/13	1,000	1,000,000
(Purchased on 4/30/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.25% due at 4/15/16, par and fair value of $1,025,000 and $1,023,188, respectively)

Total Repurchase Agreements – 52.4%		7,859,000

Total Investments (Cost $14,961,119*) – 99.7%		14,962,865
Other Assets Less Liabilities – 0.3%		38,881

Net Assets – 100.0%		$15,001,746

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,961,119

Gross unrealized appreciation	$1,746
Gross unrealized depreciation	–

Net unrealized appreciation	$1,746

(a)	Rate shown reflects the discount rate at the time of purchase.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

4	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,962,865	—	$14,962,865

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, cash of $2,502 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK FUNDS	APRIL 30, 2013	5

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Ultra-Short Obligations Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Automobiles – 5.4%
Daimler Finance North America LLC:
1.61%, 7/11/13 (a)(b)	$250	$250,448
1.48%, 9/13/13 (b)	500	501,569
Volkswagen International Finance NV, 1.63%, 8/12/13	600	602,028

		1,354,045

Commercial Banks – 20.5%
Australia and New Zealand Banking Group Ltd.:
1.28%, 12/20/13 (a)(b)	410	412,375
1.02%, 1/10/14 (b)	200	200,959
Commonwealth Bank of Australia, 1.00%, 8/07/13 (a)(b)	400	400,732
Credit Suisse USA, Inc., 5.50%, 8/15/13	704	714,257
Deutsche Bank AG, 4.88%, 5/20/13	333	333,726
HSBC Bank Plc:
0.94%, 8/12/13 (a)(b)	300	300,455
2.00%, 1/19/14 (a)	250	252,549
ING Bank NV:
2.00%, 10/18/13 (a)	600	603,575
2.00%, 10/18/13	500	502,980
Nordea Bank AB, 1.75%, 10/04/13 (a)	250	251,517
Royal Bank of Canada, 0.49%, 9/03/13 (b)	220	220,240
Societe Generale SA, 2.20%, 9/14/13 (a)	800	804,000
Westpac Banking Corp., 1.01%, 12/09/13 (b)	120	120,469

		5,117,834

Computers & Peripherals – 3.0%
Hewlett-Packard Co., 0.57%, 5/24/13 (b)	500	500,023
International Business Machines Corp., 6.50%, 10/15/13	250	256,991

		757,014

Diversified Financial Services – 3.8%
American Express Credit Corp., 5.88%, 5/02/13	350	350,000
General Electric Capital Corp.:
1.28%, 9/23/13 (b)	410	411,519
0.35%, 12/20/13 (b)	200	199,875

		961,394

Metals & Mining – 2.2%
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14	500	540,671

Wireless Telecommunication Services – 4.6%
British Telecommunications Plc, 1.41%, 12/20/13 (b)	500	503,237
Cellco Partnership/Verizon Wireless Capital LLC:
7.38%, 11/15/13	350	362,269
5.55%, 2/01/14	264	273,314

		1,138,820

Total Long-Term Investments
(Cost – $9,870,256) – 39.5%		9,869,778

Short-Term Securities

Certificates of Deposit	Par (000)	Value

Yankee (c) – 17.8%
Bank of Nova Scotia, Houston, 0.53%, 7/30/13 (b)	600	600,487

Certificates of Deposit	Par (000)	Value

Yankee (c) (concluded)
BNP Paribas S.A., New York, 0.42%, 9/05/13 (b)	$250	$250,085
Canadian Imperial Bank of Commerce:
0.31%, 10/01/13 (b)	250	250,033
0.31%, 3/03/14 (b)	750	750,562
Credit Industriel Et Commercial, New York, 0.30%, 6/05/13	250	250,023
Credit Suisse, New York, 0.69%, 12/06/13	250	250,578
National Australia Bank Ltd., New York, 0.97%, 8/06/13 (b)	900	901,834
Rabobank Nederland N.V., New York, 0.34%, 8/09/13 (b)	500	500,002
Sumitomo Mitsui Banking Corp., New York, 0.79%, 7/17/13	700	700,816

Total Certificates of Deposit – 17.8%		4,454,420

Commercial Paper

BNP Paribas Finance, Inc., 0.40%, 9/06/13 (d)	355	354,581
BP Capital Market Plc, 0.45%, 8/06/13 (d)	250	249,925
Cafco LLC, 0.44%, 8/05/13 (d)	250	249,825
Ciesco LLC:
0.57%, 5/06/13 (d)	250	249,993
0.42%, 6/25/13 (d)	500	499,815
Daimler Finance North America LLC, 0.95%, 11/05/13 (d)	375	374,025
Dominion Resources, Inc.:
0.30%, 5/14/13 (d)	300	299,968
0.32%, 5/14/13	100	99,989
Erste Abwicklungsanstalt, 0.41%, 6/12/13 (d)	300	299,922
Govco LLC:
0.57%, 5/20/13 (d)	250	249,964
0.50%, 6/27/13 (d)	500	499,775
Natexis Banques Populaires, 0.50%, 7/17/13 (d)	300	299,839
Reckitt Benckiser TSY, 0.30%, 7/11/13 (d)	500	499,780
Royal Park Investments Funding Corp., 0.40%, 5/30/13 (d)	250	249,967
Suncorp Metway Ltd.:
0.50%, 10/16/13 (d)	500	499,126
0.62%, 11/12/13 (d)	575	573,726
Vodafone Group Plc:
0.58%, 1/02/14 (d)	500	498,024
0.73%, 1/02/14 (d)	250	249,012
Westpac Banking Corp., 0.36%, 11/29/13 (b)	500	499,941

Total Commercial Paper – 27.2%		6,797,197

Corporate Notes – 1.6%

JPMorgan Chase Bank N.A., 0.40%, 5/28/13 (b)	400	399,584

Money Market Funds – 0.0%	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	19,359	19,359

6	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations – 0.5%	Par (000)	Value

U.S. Treasury Notes, 1.25%, 2/15/14	$120	$121,064

Repurchase Agreements	Par (000)	Value

Barclays Capital, Inc.,
0.85%, 5/28/13	750	750,000

(Purchased on 11/26/12 to be repurchased at $753,241, collateralized by various corporate/debt obligations, 4.25% to 12.63% due from 11/15/14 to 6/26/37, aggregate par and fair value of $827,688 and $897,648, respectively)

Citigroup Global Markets, Inc.,
0.40%, 5/01/13	500	500,000

(Purchased on 4/30/13 to be repurchased at $500,006, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.45% to 0.57% due from 3/18/16 to 6/15/39, aggregate par and fair value of $523,647 and $516,085, respectively)

Deutsche Bank Securities Inc.,
0.40%, 5/07/13 (g)	750	750,000

(Purchased on 2/14/13 to be repurchased at $750,750, collateralized by various corporate/debt obligations, 0.00% to 9.52% due from 9/15/14 to 8/01/49, aggregate par and fair value of $1,426,022 and $871,224, respectively)

JPMorgan Securities LLC,
0.59%, 5/20/13	750	750,000

(Purchased on 2/19/13 to be repurchased at $751,106, collateralized by various corporate/debt obligations, 0.34% to 6.77% due from 4/25/32 to 8/28/47, aggregate par and fair value of $4,779,027 and $939,138, respectively)

Repurchase Agreements	Par (000)	Value

Mizuho Securities USA,
1.23%, 6/03/13 (h)	$250	$250,000

(Purchased on 3/04/13 to be repurchased at $250,000, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.00% due from 7/25/13 to 12/20/40, aggregate par and fair value of $2,439,065 and $267,810, respectively)

RBS Securities Inc.,
1.10%, 6/05/13	250	250,000

Purchased on 3/06/13 to be repurchased at $250,695, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.15% due from 3/25/37 to 8/20/40, aggregate par and fair value of $3,411,943 and $280,334, respectively)

Total Repurchase Agreements – 13.0%		3,250,000

Total Short-Term Securities
(Cost – $15,036,326) – 60.1%		15,041,624

Total Investments (Cost $24,906,582*) – 99.6%		24,911,402
Other Assets Less Liabilities – 0.4%		97,797

Net Assets – 100.0%		$25,009,199

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,906,582

Gross unrealized appreciation	$7,318
Gross unrealized depreciation	(2,498)

Net unrealized appreciation	$4,820

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer is a US branch of a foreign domiciled bank.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity (Shares)	Shares Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	19,359	19,359	$132

(f)	Represents the current yield as of report date.
(g)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

BLACKROCK FUNDS	APRIL 30, 2013	7

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	–	$9,869,778	–	$9,869,778
Short-Term Securities	$19,359	15,022,265	–	15,041,624

Total	$19,359	$24,892,043	–	$24,911,402

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, cash of $1,270 is categorized as Level 1 within the disclosure hierarchy.

8	BLACKROCK FUNDS	APRIL 30, 2013

Consolidated Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)		Value

Canadian Imperial Bank of Commerce 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 11/04/13	USD	14,000	$10,302,600
International Bank for Reconstruction & Development 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM , multiplied by 3), 11/05/13		16,000	11,094,267
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward,multiplied by 3), 11/04/13		8,000	5,920,000
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward,multiplied by 3), 3/10/14		5,000	4,031,000
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward,multiplied by 3), 5/09/2014		6,500	6,169,150
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward,multiplied by 3), 5/29/14		6,000	6,340,894
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 10/28/13		8,000	5,899,479
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 5/22/14		6,000	6,341,418

Total Commodity-Linked Notes – 14.5%			56,098,808

Common Stocks	Shares

Biotechnology – 0.1%
Genus Plc		28,650	603,610

Chemicals – 3.3%
Agrinos AS (a)		35,000	121,391
Agrium, Inc.		10,000	916,700
American Vanguard Corp.		9,300	268,212
CF Industries Holdings, Inc.		2,000	373,020
Israel Chemicals Ltd.		26,600	316,979
Monsanto Co.		25,000	2,670,500
The Mosaic Co.		38,800	2,389,692
Phosagro OAO - GDR		16,000	221,154
Potash Corp. of Saskatchewan, Inc.		35,000	1,473,500
Syngenta AG		6,050	2,586,492
Uralkali OJSC - GDR		29,500	1,075,576
Yara International ASA		6,500	305,331

			12,718,547

Common Stocks	Shares	Value

Energy Equipment & Services – 4.2%
Cameron International Corp. (a)	21,750	$1,338,713
Ensco Plc	39,850	2,298,548
Halliburton Co.	77,200	3,301,844
National Oilwell Varco, Inc.	30,750	2,005,515
Rowan Cos. Plc	47,500	1,545,175
Schlumberger Ltd.	75,750	5,638,073

		16,127,868

Food & Staples Retailing – 0.2%
The Andersons, Inc.	15,000	817,800

Food Products – 3.9%
Adecoagro SA (a)	63,750	475,575
Archer-Daniels-Midland Co.	56,700	1,924,398
BRF-Brasil Foods SA - ADR	46,000	1,142,180
Bunge Ltd.	31,045	2,241,759
China Agri-Industries Holdings Ltd.	709,800	348,836
First Resources Ltd.	320,000	450,321
Glanbia Plc	40,000	534,682
Golden Agri-Resources Ltd.	350,000	150,822
GrainCorp Ltd., Class A	35,764	475,161
Ingredion, Inc.	15,000	1,080,150
Kernel Holding SA (a)	8,000	145,291
Kuala Lumpur Kepong Bhd	30,000	212,588
New Britain Palm Oil Ltd.	30,200	171,226
Origin Enterprises Plc (a)	13,424	83,974
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	690,000	107,999
Pilgrim’s Pride Corp.	67,000	655,930
Smithfield Foods, Inc. (a)	42,600	1,090,560
Tate & Lyle Plc	18,300	240,160
Tyson Foods, Inc., Class A	75,000	1,847,250
Wilmar International Ltd.	644,000	1,748,146

		15,127,008

Machinery – 1.0%
AGCO Corp.	6,000	319,500
CNH Global NV	26,100	1,073,493
Deere & Co.	22,000	1,964,600
Kubota Corp.	50,000	718,186

		4,075,779

Metals & Mining – 14.8%
African Minerals Ltd. (a)	63,930	218,116
African Rainbow Minerals Ltd.	17,357	342,469
Agnico-Eagle Mines Ltd.	25,649	827,937
Alamos Gold, Inc.	70,401	983,217
Anglo American Plc	48,073	1,175,422
AngloGold Ashanti Ltd.	29,078	561,023
Antofagasta Plc	121,356	1,702,876
Aquarius Platinum Ltd.	193,555	128,299
B2Gold Corp. (a)	78,223	196,441
Banro Corp. (a)	89,124	114,120
Barrick Gold Corp.	62,896	1,239,877

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound
	AUD	Australian Dollar	GDR	Global Depositary Receipts
	CHF	Swiss Franc	LIBOR	London Interbank Offered Rate
	EUR	Euro	SEK	Swedish Krona
	FKA	Formerly Known As	USD	US Dollar

BLACKROCK FUNDS	APRIL 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Beadell Resources Ltd. (a)	297,609	$218,515
BHP Billiton Plc	179,427	5,047,782
Cia de Minas Buenaventura SA - ADR	5,880	117,718
Detour Gold Corp. (a)	28,700	345,272
Discovery Metals Ltd. (a)	408,213	143,886
Eldorado Gold Corp.	179,216	1,417,789
First Quantum Minerals Ltd.	120,563	2,105,021
Fortescue Metals Group Ltd.	250,327	914,419
Franco-Nevada Corp.	25,447	1,107,852
Freeport-McMoRan Copper & Gold, Inc.	56,000	1,704,080
Fresnillo Plc	76,355	1,380,103
Glencore International Plc	334,384	1,653,043
Goldcorp, Inc.	106,891	3,163,918
Harmony Gold Mining Co. Ltd.	99,930	505,191
IAMGOLD Corp.	30,440	163,463
Iluka Resources Ltd.	67,667	628,650
Impala Platinum Holdings Ltd.	46,571	638,230
Industrias Penoles SAB de CV	21,493	902,659
Kenmare Resources Plc (a)	512,416	211,862
Kinross Gold Corp.	63,823	347,797
Kumba Iron Ore Ltd.	12,003	636,280
London Mining Plc (a)	182,925	328,280
Mineral Deposits Ltd. (a)	111,012	345,565
New Gold, Inc. (a)	270,752	2,171,498
Newcrest Mining Ltd.	84,854	1,486,506
Newmont Mining Corp.	24,422	791,273
Osisko Mining Corp. (a)	73,571	310,365
PanAust Ltd.	460,792	1,113,068
Petropavlovsk Plc	4,540	10,287
Polymetal International Plc	29,900	325,101
Polyus Gold International Ltd.	80,000	252,912
Randgold Resources Ltd. - ADR	28,129	2,300,390
Rio Tinto Plc	91,353	4,194,939
Romarco Minerals, Inc. (a)	260,000	113,554
Silver Wheaton Corp.	47,500	1,161,273
Sirius Resources NL	119,184	381,022
Sociedad Minera Cerro Verde SAA	23,947	557,965
Tahoe Resources, Inc. (a)	30,500	529,803
Teck Resources Ltd., Class B	71,792	1,909,798
Vale SA - ADR	190,424	3,096,294
Vedanta Resources Plc	24,500	463,595
Volcan Cia Minera SAA, Class B	575,373	370,085
Western Areas Ltd.	64,000	183,894
Xstrata Plc	138,421	2,083,025
Yamana Gold, Inc.	146,965	1,819,101
Zhaojin Mining Industry Co. Ltd., H Shares	136,500	152,612

		57,295,532

Oil, Gas & Consumable Fuels – 19.2%
Alpha Natural Resources, Inc. (a)	28,640	212,509
Anadarko Petroleum Corp.	49,213	4,171,294
BG Group Plc	245,100	4,137,617
BP Plc	869,000	6,296,901
Cairn Energy Plc (a)	270,000	1,212,426
Cameco Corp.	32,000	623,832
Chevron Corp.	86,350	10,535,563
ConocoPhillips	56,250	3,400,313
Cosan Ltd., Class A	17,300	358,975
Devon Energy Corp.	33,200	1,827,992
Enbridge, Inc.	28,000	1,332,394
ENI SpA	109,300	2,608,599

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
EOG Resources, Inc.	29,100	$3,525,756
EQT Corp.	20,300	1,524,936
Exxon Mobil Corp.	98,132	8,732,767
Hess Corp.	49,950	3,605,391
Hyperdynamics Corp. (a)	69,000	38,191
Noble Energy, Inc.	31,300	3,545,977
Oil Search Ltd.	158,250	1,220,906
Peabody Energy Corp.	11,104	222,746
Phillips 66	26,169	1,595,001
Range Resources Corp.	33,550	2,466,596
Royal Dutch Shell Plc, B Shares	112,600	3,949,720
Scorpio Tankers, Inc.	84,000	726,600
Suncor Energy, Inc.	61,500	1,917,430
TransCanada Corp.	67,500	3,346,022
Valero Energy Corp.	19,000	766,080
Whitehaven Coal Ltd.	144,589	292,680

		74,195,214

Total Common Stocks – 46.7%		180,961,358

Total Long-Term Investments (Cost – $261,411,416) – 61.2%		237,060,166

Short-Term Securities

Money Market Funds – 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	2,900,724	2,900,724

	Par (000)

U.S. Treasury Bills – 35.9%
0.08%, 5/23/13 (d)	101,000	100,996,310
0.11%, 6/27/13 (d)	9,000	8,999,539
0.05%, 7/18/13 (d)	10,000	9,999,030
0.08%, 8/08/13 (d)	19,000	18,997,264

		138,992,143

Total Short-Term Securities (Cost – $141,889,333) – 36.7%		141,892,867

Total Investments (Cost – $403,300,749*) – 97.9%		378,953,033
Other Assets Less Liabilities – 2.1%		8,223,881

Net Assets – 100.0%		$387,176,914

2	BLACKROCK FUNDS	APRIL 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

* As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$403,414,687

Gross unrealized appreciation	$9,746,743
Gross unrealized depreciation	(34,208,397)

Net unrealized depreciation	$(24,461,654)

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	1,457,853	1,442,871	2,900,724	$12,507	$105

(c)	Represents the current yield as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	169,899	USD	262,680	UBS AG	5/01/13	$ 1,234
USD	89,371	AUD	87,003	Morgan Stanley	5/01/13	(825)
USD	1,313	GBP	845	Goldman Sachs Group, Inc.	5/01/13	–

Total						$ 409

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	–	–	$56,098,808	$56,098,808
Common Stocks:
Biotechnology	–	$603,610	–	603,610
Chemicals	$9,509,745	3,208,802	–	12,718,547
Energy Equipment & Services	16,127,868	–	–	16,127,868
Food & Staples Retailing	817,800	–	–	817,800
Food Products	11,460,272	3,666,736	–	15,127,008
Machinery	3,357,593	718,186	–	4,075,779
Metals & Mining	30,012,446	27,283,086	–	57,295,532
Oil, Gas & Consumable Fuels	54,476,365	19,718,849	–	74,195,214
Short-Term Securities:
Money Market Funds	2,900,724	–	–	2,900,724
U.S. Treasury Bills	–	138,992,143	–	138,992,143
Total	$128,662,813	$194,191,412	$56,098,808	$378,953,033

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,234	–	–	$1,234
Liabilities:
Foreign currency exchange contracts	(825)	–	–	(825)
Total	$409	–	–	$409

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,112,000	–	–	$9,112,000
Foreign currency at value	397	–	–	397
Total	$9,112,397	–	–	$9,112,397

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2013.

4	BLACKROCK FUNDS	APRIL 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2012	$ 13,009,726
Transfers into Level 3[2]	–
Transfers out of Level 3[2]	–
Accrued discounts/premiums	–
Net realized gain (loss)	(3,811,284)
Net change in unrealized appreciation/depreciation[3]	(12,410,918)
Purchases	69,500,000
Sales	(10,188,716)
Closing Balance, as of April 30, 2013	$ 56,098,808

2 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

3 The change in unrealized appreciation/depreciation on investments still held as of April 30, 2013 was $(13,401,192).

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2013	5

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACAS CLO Ltd., Series 2013-1A, Class C, 3.24%, 4/20/25 (a)	USD	1,000	$976,000
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.93%, 4/15/24 (a)		1,250	1,212,500
Series 2013-1A, Class E, 4.93%, 4/15/24 (a)		500	443,000
ALM V Ltd., Series 2012-5A, Class C, 4.79%, 2/13/23 (a)		500	500,000
Apidos CDO, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)		1,500	1,382,850
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.78%, 10/15/23 (a)		500	491,250
Brookside Mill CLO Ltd, Series 2013-1A, Class D, 3.33%, 4/17/25 (a)		500	466,050
CIFC Funding Ltd., Series 2012-1A, Class B1L, 5.53%, 8/14/24 (a)		500	505,000
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.53%, 11/14/21 (a)		1,500	1,317,150
ECP CLO Ltd., Series 2013-5A, Class C, 3.82%, 1/20/25 (a)		1,750	1,627,500
Figueroa CLO Ltd.:
Series 2013-1A, Class B, 3.03%, 3/21/24 (a)		750	728,925
Series 2013-1A, Class C, 3.93%, 3/21/24 (a)		500	481,000
Fraser Sullivan CLO I Ltd., Series 2006-1A, Class D1, 2.08%, 3/15/20 (a)		595	554,837
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)		1,000	977,500

Total Asset-Backed Securities – 1.1%			11,663,562

Corporate Bonds	Par (000)		Value

Australia – 0.3%
BHP Billiton Finance Ltd., 3.13%, 4/29/33	EUR	2,190	2,931,040

Belgium – 0.0%
Ontex IV SA, 9.00%, 4/15/19		250	348,992

Bermuda – 0.8%
Aircastle Ltd.:
6.25%, 12/01/19	USD	2,455	2,737,325
7.63%, 4/15/20		1,000	1,180,000
Digicel Group Ltd., 8.25%, 9/30/20 (b)		679	726,530
Digicel Ltd., 6.00%, 4/15/21 (b)		1,375	1,378,437
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,205	2,254,613

			8,276,905

British Virgin Islands – 0.2%
TSMC Global Ltd., 1.63%, 4/03/18 (b)		2,000	2,015,024

Canada – 0.8%
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (b)		1,000	1,021,250
Series 2013-1, Class C, 6.63%, 5/15/18 (b)		3,045	3,090,675
Bombardier, Inc., 4.25%, 1/15/16 (b)		1,080	1,127,250
Methanex Corp., 3.25%, 12/15/19		2,000	2,048,136
Tervita Corp., 8.00%, 11/15/18 (b)		506	530,035

			7,817,346

Corporate Bonds	Par (000)		Value

Cayman Islands – 0.7%
Affinity Water Programme Finance Ltd., 4.50%, 3/31/36	GBP	955	$1,592,760
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)	USD	1,025	1,066,000
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 6/30/22	GBP	1,099	1,732,117
Series A6, 5.94%, 12/30/24		83	122,482
Series A7, 4.77%, 6/30/33		619	879,871
Transocean, Inc.:
2.50%, 10/15/17	USD	170	173,179
6.50%, 11/15/20		300	355,758
6.38%, 12/15/21		850	1,018,147

			6,940,314

Czech Republic – 0.1%
RPG Byty Sro, 6.75%, 5/01/20	EUR	811	1,081,397

Finland – 0.1%
Nokia Oyj, 5.00%, 10/26/17 (c)		900	1,460,827

France – 1.9%
Accor SA, 2.88%, 6/19/17		300	413,620
Autoroutes Du Sud de la France SA:
4.13%, 4/13/20		1,400	2,110,887
2.88%, 1/18/23		1,900	2,615,806
Banque Federative du Credit Mutuel SA, 1.63%, 1/11/18		2,700	3,598,176
Danone SA, 1.25%, 6/06/18		4,300	5,698,099
Electricite de France SA, 2.75%, 3/10/23		1,300	1,777,607
Eutelsat SA, 3.13%, 10/10/22		1,100	1,522,990
La Financiere Atalian SA, 7.25%, 1/15/20		1,230	1,688,693

			19,425,878

Germany – 2.3%
Bayerische Landesbank, 4.50%, 2/07/19 (a)		2,650	3,119,987
Evonik Industries AG, 1.88%, 4/08/20		5,400	7,151,073
HSH Nordbank AG:
1.03%, 2/14/17 (a)		1,461	1,250,642
1.07%, 2/14/17 (a)		1,851	1,584,489
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)		1,100	1,735,253
ThyssenKrupp AG, 4.00%, 8/27/18		6,430	8,734,733

			23,576,177

Guernsey – 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (b)	USD	1,500	1,629,450

Ireland – 1.3%
AIB Mortgage Bank, 2.63%, 7/28/17	EUR	1,390	1,867,795
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 (b)	USD	1,079	1,141,043
CRH Finance Ltd., 3.13%, 4/03/23	EUR	3,345	4,617,530
Depfa Bank Plc, 0.90%, 12/15/15 (a)		5,130	5,472,324

			13,098,692

Italy – 0.8%
Buzzi Unicem SpA, 6.25%, 9/28/18		2,198	3,190,491
Cerved Technologies SpA:
6.38%, 1/15/20		691	923,663
8.00%, 1/15/21		710	946,723
Lottomatica Group SpA, 3.50%, 3/05/20		1,000	1,379,611

6	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Italy (concluded)
Snam SpA, 3.88%, 3/19/18	EUR	1,419	$2,030,456

			8,470,944

Japan – 0.3%
Softbank Corp., 4.50%, 4/15/20 (b)	USD	1,245	1,289,750
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)		2,000	2,069,910

			3,359,660

Jersey – 0.5%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,570	4,719,144

Luxembourg – 5.1%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		1,355	1,864,769
GE Capital European Funding Corp., 1.00%, 5/02/17		13,975	18,352,851
GELF Bond Issuer I SA, 3.13%, 4/03/18		5,170	6,884,550
Hochtief AG, 3.88%, 3/20/20		2,300	3,067,649
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	USD	500	555,000
Intelsat Luxembourg SA:
6.75%, 6/01/18 (b)		1,370	1,441,925
7.75%, 6/01/21 (b)		1,605	1,693,275
IVS Group, 7.13%, 4/01/20	EUR	4,211	5,642,728
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)	USD	349	349,000
Wells Fargo & Co., 2.25%, 5/02/23	EUR	9,730	12,961,929

			52,813,676

Mexico – 0.5%
Cemex SAB de CV, 5.88%, 3/25/19 (b)	USD	205	208,587
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20 (b)		5,000	5,022,065

			5,230,652

Netherlands – 3.4%
Achmea BV, 6.00%, 4/04/43	EUR	2,505	3,521,641
Allianz Finance II BV, 5.75%, 7/08/41 (a)		500	773,895
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	USD	2,860	2,948,188
EADS Finance BV, 2.70%, 4/17/23 (b)		2,500	2,516,315
Enel Finance International NV, 4.88%, 4/17/23	EUR	616	897,736
Heineken NV, 2.13%, 8/04/20		3,740	5,050,943
ING Bank NV:
0.96%, 5/23/16 (a)	USD	150	142,875
0.99%, 11/21/16 (a)		300	283,125
0.98%, 7/03/17 (a)		230	216,487
IVG Finance BV, 1.75%, 3/29/17 (c)	EUR	3,500	2,696,456
NXP BV/NXP Funding LLC:
5.75%, 2/15/21 (b)	USD	1,540	1,632,400
5.75%, 3/15/23 (b)		1,700	1,797,750
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		1,395	1,412,437
Sensata Technologies BV, 4.88%, 10/15/23 (b)		1,400	1,431,500
Siemens Financieringsmaatschappij NV, 2.75%, 9/10/25	GBP	5,400	8,388,736
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,070	1,497,208

			35,207,692

Portugal – 0.3%
Banco Espirito Santo SA, 4.75%, 1/15/18		1,000	1,304,966

Corporate Bonds	Par (000)		Value

Portugal (concluded)
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	1,600	$2,200,365

			3,505,331

Singapore – 0.1%
Flextronics International Ltd., 4.63%, 2/15/20 (b)	USD	900	920,250

Spain – 2.3%
AyT Cedulas Cajas Global:
4.00%, 3/21/17	EUR	1,400	1,858,296
4.00%, 3/24/21		1,100	1,355,020
3.75%, 12/14/22		900	1,032,457
4.25%, 10/25/23		100	118,749
4.75%, 5/25/27		800	914,825
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		2,000	2,679,994
AyT Cedulas Cajas X Fondo de Titulizacion:
0.28%, 6/30/15 (a)		1,100	1,348,356
3.75%, 6/30/25		3,200	3,486,054
Banco Santander SA, 3.25%, 2/17/15		200	271,104
Bankinter SA, 3.88%, 10/30/15		1,050	1,440,599
Cedulas TDA, 4.25%, 3/28/27		200	224,206
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.27%, 4/08/16 (a)		800	952,971
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		2,400	2,640,964
4.25%, 4/10/31		400	418,802
Kutxabank SA, 3.00%, 2/01/17		1,500	2,032,184
Telefonica Emisiones SAU, 3.19%, 4/27/18	USD	2,500	2,530,393

			23,304,974

Sweden – 0.5%
Atlas Copco AB, 2.50%, 2/28/23	EUR	2,805	3,837,707
SAS AB, 7.50%, 4/01/15	SEK	5,000	655,758
Scandinavian Airlines System Denmark-Norway- Sweden:
9.65%, 6/16/14	EUR	500	668,377
10.50%, 6/16/14	SEK	1,000	155,358

			5,317,200

Switzerland – 0.1%
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	1,153	1,203,096

United Kingdom – 7.4%
Abbey National Treasury Services Plc, 1.75%, 1/15/18	EUR	2,015	2,681,221
Annington Finance No. 4 Plc, Series B3, 1.48%, 1/10/23 (a)	GBP	2,369	3,624,533
Annington Finance No. 5 Plc, 13.00%, 1/15/23 (d)		1,000	1,817,419
Barclays Bank Plc, 6.63%, 3/30/22	EUR	1,180	1,895,043
BUPA Finance Plc, 5.00%, 4/25/23	GBP	1,070	1,721,338
Co-Operative Group Ltd.:
5.63%, 7/08/20 (e)		830	1,360,191
6.25%, 7/08/26 (e)		800	1,309,163
Enterprise Inns Plc, 6.50%, 12/06/18		3,220	5,011,791
GKN Holdings Plc, 5.38%, 9/19/22		3,660	6,195,684
Great Places Housing Group Ltd., 4.75%, 10/22/42		685	1,156,719
House of Fraser Funding Plc, 8.88%, 8/15/18		2,240	3,636,082
Imperial Tobacco Finance Plc, 4.50%, 7/05/18	EUR	2,563	3,855,554
Lloyds TSB Bank Plc, 11.88%, 12/16/21 (a)		1,356	2,259,018

BLACKROCK FUNDS	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United Kingdom (concluded)
Marks & Spencer Plc, 4.75%, 6/12/25	GBP	500	$828,523
Mondi Finance Plc, 5.75%, 4/03/17	EUR	1,000	1,502,024
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	937	1,520,986
Priory Group No. 3 Plc, 7.00%, 2/15/18		2,244	3,712,289
Royal Bank of Scotland Group Plc, 6.13%, 12/15/22	USD	500	537,945
Scottish Widows Plc, 5.50%, 6/16/23	GBP	3,145	5,062,622
Standard Chartered Plc, 3.95%, 1/11/23 (b)	USD	3,000	3,064,950
Together Housing Finance Plc, 4.50%, 12/17/42	GBP	940	1,502,975
The Unique Pub Finance Co. Plc:
Series 2012-02, Class A4, 5.66%, 6/30/27		2,969	4,415,891
Series 2012-99, Class A3, 6.54%, 3/30/21		3,000	4,718,301
Virgin Media Finance Plc, 5.13%, 2/15/22		2,632	4,129,301
Vodafone Group Plc, 8.13%, 11/26/18		1,700	3,522,951
Voyage Care Bondco Plc, 11.00%, 2/01/19		1,950	3,241,065
WM Treasury Plc, 4.63%, 12/03/42		865	1,405,981

			75,689,560

United States – 18.6%
313 Group, Inc., 6.38%, 12/01/19 (b)	USD	1,125	1,133,437
AES Corp., 4.88%, 5/15/23		237	241,740
Ally Financial, Inc., 8.00%, 11/01/31		1,170	1,540,013
Altria Group, Inc., 4.25%, 8/09/42		300	288,697
American Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.00%, 1/15/27 (b)		4,000	4,030,000
Series 2013-1, Class B, 5.63%, 1/15/21 (b)		8,000	8,190,000
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		375	389,531
American Tower Corp., 3.50%, 1/31/23		4,810	4,859,307
Amgen, Inc., 4.38%, 12/05/18	EUR	4,450	6,777,821
Apple, Inc.:
0.52%, 5/03/18 (a)	USD	5,000	5,000,000
2.40%, 5/03/23		1,900	1,897,473
3.85%, 5/04/43		800	795,344
ARAMARK Corp., 5.75%, 3/15/20 (b)		1,376	1,441,360
Arrow Electronics, Inc., 3.00%, 3/01/18		1,270	1,299,954
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	267,335
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		222	244,755
7.50%, 4/01/20 (b)		260	270,400
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		500	558,245
Bank of America Corp., 3.30%, 1/11/23		2,600	2,633,355
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		57	60,135
CenturyLink, Inc., 5.63%, 4/01/20		812	866,928
Ceridian Corp.:
8.88%, 7/15/19 (b)		745	874,444
11.00%, 3/15/21 (b)		863	975,190
Chesapeake Energy Corp., 5.75%, 3/15/23		1,375	1,491,875
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,000	1,070,000
Citigroup, Inc., 5.50%, 2/15/19 (b)		690	777,975

Corporate Bonds	Par (000)		Value

United States (continued)
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20	USD	740	$797,350
6.50%, 11/15/22 (b)		741	794,723
6.50%, 11/15/22 (b)		554	588,625
CMS Energy Corp., 5.05%, 3/15/22		3,000	3,507,354
CNH Capital LLC:
3.88%, 11/01/15		1,500	1,552,500
3.63%, 4/15/18 (b)		2,500	2,543,750
Comcast Corp., 4.25%, 1/15/33		4,500	4,758,255
Constellation Brands, Inc., 4.25%, 5/01/23		725	725,000
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,800	2,957,500
Series 2012-2, Class B, 5.50%, 4/29/22		1,000	1,050,000
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,590,000
Series 2012-3, Class RJ03, 7.88%, 1/02/20		465	494,940
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		4,360	4,525,680
COX Communications, Inc., 4.50%, 6/30/43 (b)		10,000	9,995,630
Crown Castle International Corp., 5.25%, 1/15/23		1,000	1,047,500
DCP Midstream Operating LP, 3.88%, 3/15/23		400	409,890
Delphi Corp., 5.00%, 2/15/23		1,300	1,407,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		1,000	1,050,311
DISH DBS Corp., 4.25%, 4/01/18 (b)		2,900	2,849,250
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42		1,000	999,680
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		850	973,250
Energy Transfer Partners LP, 6.50%, 2/01/42		500	602,225
Enterprise Products Operating LLC:
3.35%, 3/15/23		3,300	3,445,012
4.45%, 2/15/43		3,000	3,038,262
4.85%, 3/15/44		775	832,816
Fidelity National Information Services, Inc., 3.50%, 4/15/23		2,563	2,585,119
First Data Corp., 7.38%, 6/15/19 (b)		500	543,750
Ford Motor Co., 4.75%, 1/15/43		2,000	1,999,216
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		102	107,355
HCA, Inc., 6.50%, 2/15/20		570	658,350
HD Supply, Inc.:
8.13%, 4/15/19		1,605	1,815,656
7.50%, 7/15/20 (b)		1,600	1,732,000
11.50%, 7/15/20		1,020	1,213,800
The Hertz Corp., 4.25%, 4/01/18 (b)		876	909,945
Infor US, Inc., 9.38%, 4/01/19		660	752,400
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		1,025	1,066,000
Jefferies Group LLC:
5.13%, 1/20/23		2,000	2,170,286
6.50%, 1/20/43		400	439,885
Kansas City Southern Railway, 4.30%, 5/15/43 (b)		1,000	997,963
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		1,050	1,160,250
Level 3 Financing, Inc., 8.13%, 7/01/19		509	561,173
Lexmark International, Inc., 5.13%, 3/15/20		2,400	2,488,289
Lynx II Corp., 7.00%, 4/15/23	GBP	724	1,185,400

8	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (continued)
Maxim Integrated Products, Inc., 3.38%, 3/15/23	USD	3,750	$3,814,860
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		2,205	2,303,841
6.25%, 1/15/40 (b)		1,270	1,113,822
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (b)		167	170,340
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		752	782,080
Owens Corning, 4.20%, 12/15/22		1,500	1,582,590
Packaging Corp. of America, 3.90%, 6/15/22		1,800	1,885,970
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		369	374,535
Philip Morris International, Inc., 1.75%, 3/19/20	EUR	4,300	5,716,118
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)	USD	504	518,490
Rain CII Carbon LLC/CII Carbon Corp., 8.50%, 1/15/21	EUR	930	1,295,188
Realogy Group LLC, 3.38%, 5/01/16 (b)	USD	454	456,270
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (b)		584	604,440
Rent-A-Center, Inc., 4.75%, 5/01/21 (b)		1,025	1,032,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		1,085	1,136,537
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		960	1,012,800
Rosetta Resources, Inc., 5.63%, 5/01/21		536	558,780
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (b)		2,436	2,521,260
5.63%, 4/15/23 (b)		639	656,573
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,533	1,586,655
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (b)		2,000	2,185,000
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		500	615,000
SunGard Data Systems, Inc., 6.63%, 11/01/19 (b)		1,200	1,276,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		357	365,033
Texas Industries, Inc., 9.25%, 8/15/20		698	777,397
TIBCO Software, Inc., 2.25%, 5/01/32 (b)		1,000	975,000
Titan International, Inc., 7.88%, 10/01/17 (b)		890	956,750
TRW Automotive, Inc., 4.50%, 3/01/21 (b)		1,800	1,858,500
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		999	1,109,200
Series 2012-2, Class B, 6.75%, 12/03/22		3,000	3,210,000
Series 2013-1, Class A, 3.95%, 5/15/27		10,000	10,100,000
Series 2013-1, Class B, 5.38%, 5/15/23		7,000	7,192,500
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (b)		243	259,403
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		245	254,800

Corporate Bonds	Par (000)		Value

United States (concluded)
VeriSign, Inc., 4.63%, 5/01/23 (b)	USD	755	$773,875
Walter Energy, Inc., 8.50%, 4/15/21 (b)		511	531,440
The Williams Cos., Inc., 3.70%, 1/15/23		2,070	2,090,930
Wyndham Worldwide Corp., 2.95%, 3/01/17		1,300	1,338,255
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		820	924,550

			191,816,873

Total Corporate Bonds – 48.6%			500,161,094

Floating Rate Loan Interests

Australia – 0.1%
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		821	835,240

Canada – 0.0%
Tervita Corp. (FKA CCS Corp.), Term Loan, 6.25%, 5/15/18		244	248,207

Germany – 0.1%
Kabel Deutschland GmbH, Facility F1, 3.25%, 2/01/19		740	743,286

Ireland – 0.2%
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18		1,705	1,714,791

Luxembourg – 0.5%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, 4.00%, 12/13/19		998	1,004,233
Alpha Topco Ltd. (Formula One), Facility B-2, 6.00%, 4/30/19		575	583,671
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.):
Term Loan (Unsecured), 3.20%, 2/03/14		1,659	1,657,844
Tranche B-1 Term Loan, 4.50%, 4/02/18		1,241	1,256,130
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		873	881,541

			5,383,419

Netherlands – 0.2%
NXP BV, Tranche C Loan, 4.75%, 1/10/20		1,247	1,274,930
TRONOX Pigments (Netherlands) BV, Closing Date Term Loan, 4.50%, 2/08/18		620	628,717

			1,903,647

United Kingdom – 0.0%
Virgin Media Investment Holdings Ltd., Term B Loan, 3.50%, 2/07/20		515	515,231

United States – 5.2%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		138	138,965
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,451	1,468,764
Alcatel-Lucent USA, Inc.:
Asset Sale Loan, 6.25%, 6/29/16		440	446,354
Euro Term Loan, 7.50%, 1/30/19	EUR	190	252,216
US Term Loan, 7.25%, 1/24/19	USD	489	500,716

BLACKROCK FUNDS	APRIL 30, 2013	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

United States (continued)
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.50%, 12/10/18	USD	284	$286,038
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		464	469,056
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		337	341,787
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 3/27/20		1,315	1,325,402
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		303	307,166
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/15/19		1,010	1,012,212
Ameriforge Group, Inc., Initial Term Loan (First Lien), 6.00%, 12/19/19		204	207,044
Apex Tool Group LLC, Term Loan, 4.50%, 1/08/20		995	1,007,776
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		198	200,970
Asurion, LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		738	746,366
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		702	709,776
Biomet, Inc., Dollar Term B-1 Loan, 4.03%, 7/25/17		786	795,876
Booz Allen Hamilton, Inc, Initial Tranche B Term Loan, 4.50%, 7/31/19		378	382,826
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/23/20		633	638,955
CCC Holdings, Inc., Term Loan, 5.25%, 12/20/19		469	473,809
Ceridian Corp., Extended US Term Loan, 5.95%, 5/09/17		494	502,293
CHG Buyer Corp., Term Loan (First Lien), 5.00%, 11/19/19		711	721,060
DaVita Health Care Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		943	952,507
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17		178	181,062
Dynegy, Inc.:
Term B-1 Loan, 4.00%, 4/16/20		740	739,600
Term B-2 Loan, 4.00%, 4/10/20		1,185	1,184,360
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		995	1,010,343
Federal-Mogul Corp.:
Tranche B Term Loan, 2.14%, 12/29/14		994	941,645
Tranche C Term Loan, 2.14%, 12/28/15		318	301,170
First Data Corp., 2018B New Term Loan, 4.20%, 9/24/18		705	701,715
Flash Dutch 2 BV & U.S. Coatings Acquisition, Inc., Initial Term B Loan, 4.75%, 2/01/20	EUR	1,215	1,230,066
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 3/01/20	USD	1,055	1,069,506
Getty Images, Inc., Initial Term Loan (New), 4.75%, 10/18/19		229	232,609
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.70%, 2/13/14		4,000	3,672,520
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,429	1,446,091

Floating Rate Loan Interests	Par (000)		Value

United States (continued)
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18	USD	511	$516,958
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		499	503,728
iStar Financial, Inc., Loan, 4.50%, 10/15/17		274	276,628
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		965	970,507
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		400	404,100
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 4.25%, 12/20/19		848	859,711
Michaels Stores, Inc., Term B Loan, 3.75%, 1/16/20		1,330	1,342,263
The Neiman Marcus Group, Inc., Term Loan, 4.00%, 5/16/18		750	755,437
NEP/NCP Holdco, Inc., Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		180	182,692
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.68%, 9/10/18		554	490,318
Term B757-200 Loan, 1.68%, 9/10/18		550	486,777
Term B757-300 Loan, 2.30%, 3/10/17		1,222	1,131,022
Term B757-300 Loan, 2.30%, 3/10/17		674	623,821
Nuveen Investments, Inc., Tranch B First-Lien Term Loan, 4.20%, 5/13/17		145	146,208
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 1/31/18		205	208,229
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Loan, 6.25%, 10/25/17		488	491,766
Term B Loan, 5.75%, 3/28/19		1,270	1,286,675
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		832	839,707
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		998	1,004,562
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		199	202,067
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 12/31/19		1,135	1,144,171
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		13	13,450
Rexnord LLC/RBS Global, Inc., Term Loan (2013), 3.75%, 4/01/18		519	523,542
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/04/20		360	373,201
Riverbed Technology, Inc., Loan, 4.00%, 12/18/19		794	808,225
ROC Finance LLC, Term B Loan, 5.00%, 3/28/19		410	413,583
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,532	1,555,067
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,566	1,577,805
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche D Term Loan, 4.50%, 1/31/20		579	585,423
SUPERVALU, Inc., Term Loan, 6.25%, 3/21/19		1,560	1,583,213
Syniverse Holdings, Inc., Initial Term Loan (2013), 5.00%, 4/23/19		1,000	1,003,130
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		189	182,918
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.50%, 4/01/20		1,160	1,164,640

10	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

United States (concluded)
Univision Communications, Inc., 2013 Coverted Extended First-Lien Term Loan, 4.75%, 3/01/20	USD	675	$680,063
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18		768	777,810
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		569	574,261
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		708	710,350
The Yankee Candle Company, Inc., Initial Term Loan, 5.25%, 4/02/19		181	181,344

			53,173,993

Total Floating Rate Loan Interests – 6.3%			64,517,814

Foreign Agency Obligations

Spain – 1.3%
Autonomous Community of Madrid Spain, 3.00%, 7/29/14	CHF	180	193,474
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	4,210	5,560,440
3.25%, 7/06/15		1,080	1,358,018
4.38%, 7/16/15		4,085	5,312,496
4.00%, 11/02/16		1,000	1,244,518

Total Foreign Agency Obligations – 1.3%			13,668,946

Foreign Government Obligations

Belgium – 0.0%
Kingdom of Belgium, 2.25%, 6/22/23		160	216,557

Costa Rica – 0.1%
Republic of Costa Rica, 4.38%, 4/30/25 (b)	USD	1,100	1,107,700

Cyprus – 0.2%
Republic of Cyprus:
3.75%, 6/03/13	EUR	680	868,661
4.38%, 7/15/14		930	1,059,421

			1,928,082

France – 0.5%
Republic of France, 2.25%, 10/25/22		3,740	5,157,873

Germany – 1.6%
Bundesrepublik Deutschland:
0.50%, 4/07/17		400	533,260
4.25%, 7/04/18		2,500	3,947,230
3.25%, 1/04/20		5,050	7,809,201
2.00%, 1/04/22		3,200	4,568,238

			16,857,929

Italy – 2.7%
Buoni Poliennali Del Tesoro:
3.50%, 11/01/17		6,540	8,930,068
5.50%, 11/01/22		12,810	19,067,471
4.50%, 5/01/23		10	13,817

			28,011,356

Foreign Government Obligations	Par (000)		Value

Portugal – 0.8%
Republic of Portugal, 3.50%, 3/25/15	USD	8,050	$7,969,500

Spain – 2.2%
Kingdom of Spain:
4.00%, 3/06/18 (b)	USD	5,675	5,799,850
4.85%, 10/31/20	EUR	7,990	11,330,557
Spain Letras del Tesoro, 0.93%, 4/16/14 (f)		3,900	5,090,344

			22,220,751

Total Foreign Government Obligations – 8.1%			83,469,748

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.7%
United Kingdom – 0.7%
Fosse Master Issuer Plc, Series 2012-1, Class 2A2, 1.68%, 10/18/54 (a)(b)	GBP	1,552	1,581,524
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (a)		439	707,958
Lanark Master Issuer Plc, Series 2012-2X, Class 2A, 2.14%, 12/22/54 (a)		890	1,429,494
Residential Mortgage Securities Plc, Series 2012-26, Class A1, 2.76%, 2/14/41 (a)		1,154	1,868,869
Silk Road Finance Number Three Plc, Series 2012-1, Class A, 1.86%, 6/21/55 (a)		696	1,101,073

Total Non-Agency Mortgage-Backed Securities – 0.7%			6,688,918

Preferred Securities

Capital Trusts

France – 0.8%
Electricite de France SA, 5.25% (a)(b)(g)	USD	7,800	7,845,786

United Kingdom – 0.2%
Barclays Bank Plc,
4.75% (a)(g)	EUR	1,000	987,713
4.88% (a)(g)		920	924,471

			1,912,184

United States – 3.8%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (a)(g)	USD	4,000	4,000,000
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		4,000	4,079,200
Prudential Financial, Inc.,
5.63%, 6/15/43 (a)		3,500	3,675,000
5.20%, 3/15/44 (a)		500	508,750
Citigroup, Inc.,
5.35% (a)(g)		4,000	4,011,024
5.95% (a)(g)		2,350	2,461,625
General Electric Capital Corp., 6.25% (a)(g)		2,000	2,211,064
The Allstate Corp., 6.50%, 5/15/67 (a)		7,000	7,819,000
MetLife, Inc., 6.40%, 12/15/66		7,000	7,815,535
Prudential Financial, Inc., 5.88%, 9/15/42 (a)		2,500	2,701,550

			39,282,748

Total Capital Trusts – 4.8%			49,040,718

BLACKROCK FUNDS	APRIL 30, 2013	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Preferred Securities		Shares	Value

Preferred Stocks

United States – 0.7%
United Technologies Corp. 7.50%, 8/01/15		20,000	$1,182,800
The Goldman Sachs Group, Inc. 5.63%		185,600	4,771,776
Stanley Black & Decker, Inc. 5.75%, 7/25/52		40,000	1,062,800

Total Preferred Stocks – 0.7%			7,017,376

Total Preferred Securities – 5.5%			56,058,094

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Notes:
0.25%, 9/15/15	USD	930	929,927
0.75%, 10/31/17-2/28/18		1,106	1,113,115
0.88%, 1/31/18		4,825	4,880,034
1.13%, 3/31/20		4,800	4,811,251
1.75%, 5/15/22		1,400	1,425,047

Total U.S. Treasury Obligations – 1.3%			13,159,374

Total Long-Term Investments (Cost – $726,619,078) – 72.9%			749,387,550

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements – 17.4%
Bank of America Corp., (0.10)%, Open (Purchased on 4/23/13 to be repurchased at $3,059,770, collateralized by Intel Corp., 2.70% due at 12/15/22, par and fair value of USD 3,000,000 and $2,998,686, respectively)		3,090	3,090,000
Bank of America Corp., 0.14%, Open (Purchased on 4/25/13 to be repurchased at $21,678,754, collateralized by U.S. Treasury Notes, 1.63% due at 8/15/22, par and fair value of USD 21,316,000 and $21,377,625, respectively)		21,396	21,395,930
Barclays Bank Plc, (0.75)%, Open (Purchased on 3/18/13 to be repurchased at EUR 4,149,127, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 3,990,000 and $5,534,704, respectively)	EUR	4,325	5,696,444
Barclays Bank Plc, (0.50)%, Open (Purchased on 2/20/13 to be repurchased at EUR 3,147,971, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 3,180,000 and $4,302,199, respectively)		3,289	4,330,929

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank Plc, (0.45)%, Open (Purchased on 2/20/13 to be repurchased at EUR 3,384,624, collateralized by Kingdom of Spain, 5.90% due at 7/30/26, par and fair value of EUR 3,180,000 and $4,819,019, respectively)	EUR	3,606	$4,748,399
Barclays Bank Plc, (0.25)%, Open (Purchased on 3/21/13 to be repurchased at EUR 403,786, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 350,000 and $510,713, respectively)		408	537,692
Barclays Bank Plc, (0.22)%, Open (Purchased on 2/06/13 to be repurchased at EUR 3,341,477, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,250,000 and $4,476,545, respectively)		3,442	4,532,574
Barclays Bank Plc, (0.16)%, Open (Purchased on 1/16/13 to be repurchased at EUR 7,346,094, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 6,540,000 and $9,371,649, respectively)		7,450	9,811,587
Barclays Bank Plc, (0.10)%, Open (Purchased on 8/23/12 to be repurchased at EUR 2,902,994, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 2,500,000 and $3,830,778, respectively)		2,920	3,845,166
Barclays Bank Plc, (0.09)%, Open (Purchased on 2/06/13 to be repurchased at EUR 4,739,629, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 4,300,000 and $6,161,787, respectively)		4,777	6,290,990
Barclays Bank Plc, (0.09)%, Open (Purchased on 3/01/13 to be repurchased at EUR 3,889,571, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 3,630,000 and $5,035,333, respectively)		3,909	5,147,751
Barclays Bank Plc, (0.08)%, Open (Purchased on 1/28/13 to be repurchased at EUR 3,311,819, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 2,950,000 and $4,227,273, respectively)		3,335	4,392,100
Barclays Bank Plc, (0.08)%, Open (Purchased on 1/29/13 to be repurchased at EUR 839,884, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 750,000 and $1,074,730, respectively)		846	1,113,843
Barclays Bank Plc, (0.07)%, Open (Purchased on 2/27/13 to be repurchased at EUR 4,038,584, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 3,610,000 and $5,324,694, respectively)		4,062	5,349,603

12	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank Plc, (0.06)%, Open (Purchased on 1/29/13 to be repurchased at EUR 6,009,228, collateralized by Republic of France, 3.75% due at 10/25/19, par and fair value of EUR 5,250,000 and $8,116,609, respectively)	EUR	6,034	$7,946,395
Barclays Bank Plc, (0.06)%, Open (Purchased on 10/24/12 to be repurchased at EUR 578,092, collateralized by Kingdom of Belgium, 4.25% due at 9/28/21, par and fair value of EUR 500,000 and $799,157, respectively)		581	765,477
Barclays Bank Plc, (0.03)%, Open (Purchased on 4/16/13 to be repurchased at EUR 15,318,736, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 13,245,000 and $19,326,854, respectively)		15,339	20,200,328
Barclays Bank Plc, 0.00%, Open (Purchased on 6/08/12 to be repurchased at EUR 128,085, collateralized by Republic of France, 3.75% due at 4/25/17, par and fair value of EUR 115,000 and $170,971, respectively)		128	168,681
Barclays Bank Plc, 0.03%, Open (Purchased on 5/16/12 to be repurchased at EUR 131,275, collateralized by Kingdom of Belgium, 5.50% due at 9/28/17, par and fair value of EUR 110,000 and $175,374, respectively)		131	172,601
Barclays Bank Plc, 0.05%, Open (Purchased on 5/23/12 to be repurchased at EUR 246,897, collateralized by Kingdom of Spain, 3.40% due at 4/30/14, par and fair value of EUR 240,000 and $323,553, respectively)		247	324,835
Barclays Bank Plc, 0.15%, Open (Purchased on 2/08/12 to be repurchased at EUR 143,074, collateralized by Kingdom of Belgium, 3.25% due at 9/28/16, par and fair value of EUR 135,000 and $194,925, respectively)		142	187,104
Citigroup, Inc., (0.05)%, Open (Purchased on 3/11/13 to be repurchased at $1,624,194, collateralized by Broadcom Corp., 2.50% due at 8/15/22, par and fair value of USD 1,700,000 and $1,682,560, respectively)	USD	1,632	1,632,000
Credit Suisse Group AG, (0.13)%, Open (Purchased on 1/29/13 to be repurchased at $15,609,556, collateralized by U.S. Treasury Notes, 1.63% due at 11/15/22, par and fair value of USD 16,261,000 and $16,238,137, respectively)		15,814	15,813,823
Credit Suisse Group AG, (0.12)%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $2,493,235, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, par and fair value of USD 2,438,000 and $2,509,236, respectively)		2,523	2,523,330

Short-Term Securities		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Group AG, (0.11)%, Open (Purchased on 1/23/13 to be repurchased at $6,310,044, collateralized by U.S. Treasury Notes, 0.75% due at 12/31/17, par and fair value of USD 6,345,000 and $6,384,656, respectively)	USD	6,345	$6,345,000
Credit Suisse Group AG, (0.11)%, 5/02/13 (Purchased on 4/30/13 to be repurchased at $2,492,737, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, par and fair value of USD 2,438,000 and $2,509,236, respectively)		2,520	2,520,283
Credit Suisse Group AG, (0.09)%, Open (Purchased on 2/26/13 to be repurchased at $4,950, collateralized by U.S. Treasury Notes, 1.13% due at 12/31/19, par and fair value of USD 5,000 and $5,030, respectively)		5	4,981
Credit Suisse Group AG, 0.07%, Open (Purchased on 4/02/13 to be repurchased at $1,897,057, collateralized by U.S. Treasury Notes, 1.00% due at 11/30/19, par and fair value of USD 1,900,000 and $1,898,664, respectively)		1,888	1,888,124
Credit Suisse Group AG, 0.08%, Open (Purchased on 3/22/13 to be repurchased at $4,866,672, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 5,110,000 and $4,956,700, respectively)		4,752	4,752,290
Credit Suisse Group AG, 0.09%, Open (Purchased on 1/18/13 to be repurchased at $5,330,579, collateralized by U.S. Treasury Bonds, 2.75% due at 8/15/42, par and fair value of USD 5,435,000 and $5,277,896, respectively)		5,190	5,190,425
Credit Suisse Group AG, 0.12%, Open (Purchased on 11/07/12 to be repurchased at $3,243,014, collateralized by U.S. Treasury Notes, 0.63% due at 9/30/17, par and fair value of USD 3,240,000 and $3,247,847, respectively)		3,224	3,223,800
Credit Suisse Group AG, 0.12%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $1,214,729, collateralized by U.S. Treasury Notes, 0.75% due at 3/31/18, par and fair value of USD 1,200,000 and $1,205,250, respectively)		1,208	1,207,500
Credit Suisse Group AG, 0.13%, Open (Purchased on 3/04/13 to be repurchased at $3,984,741, collateralized by U.S. Treasury Notes, 1.38% due at 1/31/20, par and fair value of USD 3,900,000 and $3,982,875, respectively)		3,949	3,948,743
Credit Suisse Group AG, 0.14%, 5/02/13 (Purchased on 4/30/13 to be repurchased at $8,056,730, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 7,860,000 and $7,624,200, respectively)		7,732	7,732,275

BLACKROCK FUNDS	APRIL 30, 2013	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (concluded)
Credit Suisse Group AG, 0.16%, Open (Purchased on 4/02/13 to be repurchased at $65,440, collateralized by U.S. Treasury Notes, 0.38% due at 11/15/15, par and fair value of USD 65,000 and $65,163, respectively)	USD	65	$65,162
Credit Suisse Group AG, 0.18%, Open (Purchased on 10/05/12 to be repurchased at $1,697,119, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/42, par and fair value of USD 1,550,000 and $1,587,054, respectively)		1,610	1,610,062
Credit Suisse Group AG, 0.19%, Open (Purchased on 10/01/12 to be repurchased at $161,718, collateralized by U.S. Treasury Notes, 0.63% due at 8/31/17, par and fair value of USD 160,000 and $160,512, respectively)		160	160,200
Credit Suisse Group AG, 0.19%, Open (Purchased on 4/02/13 to be repurchased at $3,809,207, collateralized by U.S. Treasury Notes, 0.63% due at 11/30/17, par and fair value of USD 3,780,000 and $3,785,610, respectively)		3,775	3,775,270
Deutsche Bank AG, 0.16%, Open (Purchased on 4/02/13 to be repurchased at $2,184,342, collateralized by U.S. Treasury Notes, 0.50% due at 7/31/17, par and fair value of USD 2,180,000 and $2,176,423, respectively)		2,169	2,169,098
Deutsche Bank AG, 0.17%, Open (Purchased on 4/02/13 to be repurchased at $892,518, collateralized by U.S. Treasury Notes, 0.25% due at 8/15/15, par and fair value of USD 890,000 and $890,069, respectively)		889	888,887
Morgan Stanley, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at EUR 2,764,922, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 2,554,000 and $3,822,541, respectively)	EUR	2,777	3,657,797

			179,157,479

	Shares

Money Market Funds – 32.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)		336,770,668	336,770,668

Total Short-Term Securities (Cost – $516,103,212) – 50.2%			515,928,147

Options Purchased

(Cost – $429,904) – 0.0%			441,142

Total Investments Before Borrowed Bonds and Securities Sold Short (Cost – $1,243,152,194*) – 123.1%			1,265,756,839

Borrowed Bonds		Par (000)	Value

Corporate Bonds – (0.5)%
Broadcom Corp., 2.50%, 8/15/22	USD	1,700	$(1,682,560)
Intel Corp., 2.70%, 12/15/22		3,000	(2,998,686)

			(4,681,246)

Foreign Government Obligations – (8.4)%
Buoni Poliennali Del Tesoro:
3.75%, 8/01/21	EUR	3,180	(4,302,199)
4.50%, 3/01/26		3,250	(4,476,545)
4.75%, 9/01/21		14,540	(20,835,439)
Kingdom of Belgium:
3.25%, 9/28/16		135	(194,925)
4.25%, 9/28/21		140	(223,764)
5.50%, 9/28/17		110	(175,374)
Kingdom of Spain:
4.10%, 7/30/18		7,620	(10,570,037)
5.50%, 7/30/17-4/30/21		17,205	(25,162,261)
5.85%, 1/31/22		2,554	(3,822,541)
5.90%, 7/30/26		3,180	(4,819,019)
Republic of France:
3.75%, 4/25/17-10/25/19		5,365	(8,287,580)
4.00%, 4/25/18		2,500	(3,830,778)

			(86,700,462)

U.S. Treasury Obligations – (8.3)%
U.S. Treasury Bonds:
2.75%, 8/15/42-11/15/42	USD	18,405	(17,858,796)
3.00%, 5/15/42		1,550	(1,587,054)
U.S. Treasury Notes:
0.25%, 8/15/15		890	(890,069)
0.38%, 11/15/15		65	(65,163)
0.50%, 7/31/17		2,180	(2,176,423)
0.63%, 8/31/17-11/30/17		7,180	(7,193,969)
0.75%, 12/31/17-3/31/18		7,545	(7,589,906)
1.00%, 11/30/19		1,900	(1,898,664)
1.13%, 12/31/19		5	(5,030)
1.38%, 1/31/20		3,900	(3,982,875)
1.63%, 8/15/22-11/15/22		37,577	(37,615,762)
2.00%, 2/15/23		4,288	(4,413,291)

			(85,277,002)

Total Borrowed Bonds
(Proceeds – $172,701,290) – (17.2)%			(176,658,710)

Securities Sold Short

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds,
3.13%, 2/15/43		190	(199,055)

Total Securities Sold Short (Proceeds – $199,441) – 0.0%			(199,055)

Total Investments Net of Borrowed Bonds and Securities Sold Short – 105.9%			1,088,899,074
Liabilities in Excess of Other Assets – (5.9)%			(60,735,399)

Net Assets – 100.0%			$1,028,163,675

14	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,232,901,470

Gross unrealized appreciation	$23,061,628
Gross unrealized depreciation	(458,817)

Net unrealized appreciation	$22,602,811

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Convertible security.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	93,785,586	242,985,082	336,770,668	$130,507	$793

(i)	Represents the current yield as of report date.

—	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

2	DAX Index Futures	Eurex	June 2013	USD	521,578	$ 23,270
(985)	Euro-Bobl	Eurex	June 2013	USD	(164,393,676)	(623,044)
(245)	Euro-Bund	Eurex	June 2013	USD	(47,294,457)	(262,064)
(11)	Euro-Schatz	Eurex	June 2013	USD	(1,604,375)	(1,073)
(185)	Gilt British	London	June 2013	USD	(34,487,244)	(729,049)
(63)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	(7,852,359)	(45,321)
(35)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(4,667,578)	(64,059)

Total						$(1,701,340)

—	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	21,860,000	USD	28,618,019	Goldman Sachs Group, Inc.	5/02/13	$ 170,518
USD	67,890,223	GBP	44,346,000	Barclays Bank Plc	7/17/13	(962,033)
USD	1,006,911	GBP	650,000	Citigroup, Inc.	7/17/13	(2,288)
USD	3,602,577	GBP	2,347,555	Deutsche Bank AG	7/17/13	(42,272)
USD	2,474,011	GBP	1,609,534	Deutsche Bank AG	7/17/13	(24,975)
USD	1,226,707	GBP	805,000	Goldman Sachs Group, Inc.	7/17/13	(23,148)
USD	762,555	GBP	500,000	Goldman Sachs Group, Inc.	7/17/13	(13,752)
USD	134,217	SEK	858,625	Citigroup, Inc.	7/17/13	1,969
USD	702,971	SEK	4,472,000	Goldman Sachs Group, Inc.	7/17/13	14,177
USD	5,202,728	EUR	4,000,000	Bank of America Corp.	7/23/13	(68,192)
USD	233,362,695	EUR	178,775,000	Barclays Bank Plc	7/23/13	(2,214,487)

BLACKROCK FUNDS	APRIL 30, 2013	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

—	Foreign currency exchange contracts as of April 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,862,919	EUR	1,424,030	Citigroup, Inc.	7/23/13	$ (13,568)
USD	2,024,588	EUR	1,545,000	Deutsche Bank AG	7/23/13	(11,305)
USD	178,063	EUR	136,042	Deutsche Bank AG	7/23/13	(1,204)
USD	28,634,239	EUR	21,860,000	Goldman Sachs Group, Inc.	7/23/13	(171,339)

Total						$ (3,361,899)

—	Exchange-traded options purchased as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

CAC 40 Index	Put	EUR	3,750.00	5/17/13	26	$14,854
CAC 40 Index	Put	EUR	3,700.00	5/17/13	26	10,139
DAX Index	Put	EUR	7,800.00	5/17/13	21	9,362
DAX Index	Put	EUR	7,700.00	5/17/13	21	6,098
EURO STOXX 50 Index	Put	EUR	2,625.00	5/17/13	110	33,174

Total						$73,627

—	Over-the-counter credit default swaptions purchased as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase & Co.	Call	USD 160.00	Pay	iTraxx Sub Financials Series 19 Version 1	6/19/13	EUR 33,020	367,515

—	Credit default swaps - buy protection outstanding as of April 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Kingdom of Spain	1.00%	JPMorgan Chase & Co.	6/20/14	USD	4,990	$ (76,969)
iTraxx Europe Series 9 3-6%	5.00%	JPMorgan Chase & Co.	6/20/15	EUR	1,470	(216,886)
Republic of Portugal	1.00%	JPMorgan Chase & Co.	6/20/15	USD	8,050	(288,683)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	45,900	(456,426)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	44,571	(443,211)
Republic of Portugal	1.00%	Barclays Bank Plc	12/20/15	USD	900	(37,537)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,100	(45,879)
SUPERVALU, Inc.	5.00%	Barclays Bank Plc	6/20/16	USD	750	(71,849)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse Group AG	12/20/16	USD	4,000	(148,785)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley	12/20/16	USD	1,000	(20,867)
Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	500	(81,519)
Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	200	(31,900)
Republic of Ireland	1.00%	Citigroup, Inc.	3/20/17	USD	500	(67,990)
Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	185	(18,030)
CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	USD	1,485	(206,953)
CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	USD	495	(64,111)
CDX.NA.HY Series 18 Version 2	5.00%	Morgan Stanley	6/20/17	USD	495	(54,732)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD	7,500	(225,119)
CDX.NA.IG Series 18 Version 1	1.00%	JPMorgan Chase & Co.	6/20/17	USD	500	(11,748)
iTraxx Europe Crossover Series 17 Version 1	5.00%	Citigroup, Inc.	6/20/17	EUR	1,850	(250,661)
La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR	185	(6,669)

16	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

—	Credit default swaps - buy protection outstanding as of April 30, 2013 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR	140	$ (5,362)
Lloyds TSB Bank Plc	3.00%	Morgan Stanley	6/20/17	EUR	275	(34,655)
Republic of Portugal	1.00%	Citigroup, Inc.	6/20/17	USD	1,000	(192,185)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	230	(18,069)
Banco de Sabadell SA	5.00%	JPMorgan Chase & Co.	9/20/17	EUR	650	(65,549)
Peugeot SA	5.00%	Barclays Bank Plc	9/20/17	EUR	800	(53,801)
Peugeot SA	5.00%	BNP Paribas SA	9/20/17	EUR	638	(51,749)
Peugeot SA	5.00%	Citigroup, Inc.	9/20/17	EUR	1,070	(81,232)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	12/20/17	EUR	300	(20,866)
Banco Popular Espanol SA	5.00%	BNP Paribas SA	12/20/17	EUR	800	(77,613)
Clariant AG	1.00%	BNP Paribas SA	12/20/17	EUR	1,900	(135,359)
Clariant AG	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	540	(31,097)
Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	500	(10,270)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	25	(737)
Deutsche DSM	1.00%	Deutsche Bank AG	12/20/17	EUR	500	(5,456)
Finmeccanica SpA	5.00%	BNP Paribas SA	12/20/17	EUR	450	(25,581)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR	9,930	(82,397)
Xerox Corp.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	225	(13,224)
Xerox Corp.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	125	(7,544)
Arrow Electronics, Inc.	1.00%	Deutsche Bank AG	3/20/18	USD	2,500	(23,820)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	3/20/18	EUR	150	(4,063)
Banco de Sabadell SA	5.00%	Barclays Bank Plc	3/20/18	EUR	790	(4,597)
Banco de Sabadell SA	5.00%	BNP Paribas SA	3/20/18	EUR	150	455
Banco de Sabadell SA	5.00%	JPMorgan Chase & Co.	3/20/18	EUR	780	4,464
Banco Popular Espanol SA	5.00%	Barclays Bank Plc	3/20/18	EUR	1,380	16,680
Banco Popular Espanol SA	5.00%	JPMorgan Chase & Co.	3/20/18	EUR	780	3,051
Cie de Saint-Gobain SA	1.00%	JPMorgan Chase & Co.	3/20/18	EUR	780	(17,647)
Commerzbank AG	1.00%	Barclays Bank Plc	3/20/18	EUR	3,750	16,003
Deutsche Bank AG	1.00%	Barclays Bank Plc	3/20/18	EUR	3,700	1,813
Deutsche Bank AG	1.00%	Citigroup, Inc.	3/20/18	EUR	1,500	1,574
Expedia, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD	1,000	(24,520)
Expedia, Inc.	1.00%	Goldman Sachs Group, Inc.	3/20/18	USD	1,500	(33,482)
Expedia, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	USD	1,000	(15,622)
Kingdom of Spain	1.00%	Citigroup, Inc.	3/20/18	USD	2,838	(25,813)
Kingdom of Spain	1.00%	JPMorgan Chase & Co.	3/20/18	USD	2,838	(25,813)
Koninklijke DSM NV	1.00%	Credit Suisse Group AG	3/20/18	EUR	7,600	(65,023)
Lockheed Martin Corp.	1.00%	BNP Paribas SA	3/20/18	USD	2,500	(26,511)
Marks & Spencer Group Plc	1.00%	Credit Suisse Group AG	3/20/18	EUR	1,320	(2,159)
Northrop Grumman Corp.	1.00%	BNP Paribas SA	3/20/18	USD	2,500	(16,978)
Republic of Ireland	1.00%	Bank of America Corp.	3/20/18	USD	850	(9,959)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,000	(11,716)
Republic of Italy	1.00%	Barclays Bank Plc	3/20/18	USD	6,750	36,388
Xstrata Plc	1.00%	JPMorgan Chase & Co.	3/20/18	EUR	2,590	(21,875)
Apache Corp.	1.00%	Bank of America Corp.	6/20/18	USD	1,250	(5,789)
Apache Corp.	1.00%	Credit Suisse Group AG	6/20/18	USD	2,000	(885)
Apache Corp.	1.00%	Credit Suisse Group AG	6/20/18	USD	2,000	(974)
Axesa Servicios de Informacion S. en C	1.00%	BNP Paribas SA	6/20/18	EUR	1,995	(37,614)
Axesa Servicios de Informacion S. en C	1.00%	Credit Suisse Group AG	6/20/18	EUR	2,145	(42,931)
Caterpillar, Inc.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	3,000	(8,564)

BLACKROCK FUNDS	APRIL 30, 2013	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

—	Credit default swaps - buy protection outstanding as of April 30, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Caterpillar, Inc.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	2,000	$ (3,200)
Caterpillar, Inc.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	2,000	(3,368)
Caterpillar, Inc.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	2,000	(5,601)
Computer Sciences Corp.	5.00%	Credit Suisse Group AG	6/20/18	USD	4,000	(33,350)
ConocoPhillips	1.00%	Citigroup, Inc.	6/20/18	USD	1,250	(3,231)
ConocoPhillips	1.00%	Citigroup, Inc.	6/20/18	USD	1,250	(3,754)
Credit Agricole SA	3.00%	JPMorgan Chase & Co.	6/20/18	EUR	2,070	(62,177)
Finmeccanica SpA	5.00%	Credit Suisse Group AG	6/20/18	EUR	880	(19,558)
Finmeccanica SpA	5.00%	Credit Suisse Group AG	6/20/18	EUR	550	(11,349)
Haliburton Co.	1.00%	Barclays Bank Plc	6/20/18	USD	1,250	(7,331)
Haliburton Co.	1.00%	Citigroup, Inc.	6/20/18	USD	1,250	(5,945)
Hewlett-Packard Co.	1.00%	Credit Suisse Group AG	6/20/18	USD	1,000	1,464
Hewlett-Packard Co.	1.00%	Credit Suisse Group AG	6/20/18	USD	1,000	(5,828)
Hewlett-Packard Co.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	2,000	14,445
iTraxx Europe Crossover Series 19 Version 1	5.00%	Barclays Bank Plc	6/20/18	EUR	10,210	(209,301)
iTraxx Europe Crossover Series 19 Version 1	5.00%	Barclays Bank Plc	6/20/18	EUR	10,170	(211,467)
iTraxx Europe Crossover Series 19 Version 1	5.00%	Citigroup, Inc.	6/20/18	EUR	1,360	(29,861)
iTraxx Europe Crossover Series 19 Version 1	5.00%	Deutsche Bank AG	6/20/18	EUR	1,650	(52,628)
iTraxx Europe Crossover Series 19 Version 1	5.00%	JPMorgan Chase & Co.	6/20/18	EUR	4,080	(93,555)
iTraxx Europe Crossover Series 19 Version 1	5.00%	JPMorgan Chase & Co.	6/20/18	EUR	1,210	(51,087)
iTraxx Europe Series 19 Version 1	1.00%	Barclays Bank Plc	6/20/18	EUR	16,510	(177,329)
iTraxx Europe Series 19 Version 1	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	16,300	(161,182)
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank Plc	6/20/18	EUR	5,185	(49,212)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citigroup, Inc.	6/20/18	EUR	9,600	14,972
iTraxx Sub Financials Series 19 Version 1	1.00%	Citigroup, Inc.	6/20/18	EUR	4,810	(1,456)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citigroup, Inc.	6/20/18	EUR	1,920	5,981
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	EUR	2,290	(5,719)
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	9,900	(134,154)
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	4,960	(39,656)
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase & Co.	6/20/18	EUR	4,905	(45,722)
Occidental Petroleum Corp.	1.00%	Citigroup, Inc.	6/20/18	USD	1,250	1,655
Occidental Petroleum Corp.	1.00%	Citigroup, Inc.	6/20/18	USD	1,250	(1,422)
Renault SA	1.00%	Credit Suisse Group AG	6/20/18	EUR	1,000	2,307
SLM Corp.	5.00%	Bank of America Corp.	6/20/18	USD	1,500	(23,804)
SLM Corp.	5.00%	BNP Paribas SA	6/20/18	USD	1,000	(12,508)
Societe Generale SA	3.00%	JPMorgan Chase & Co.	6/20/18	EUR	2,070	(61,398)
Xerox Corp.	1.00%	Credit Suisse Group AG	6/20/18	USD	1,000	(11,123)
Xerox Corp.	1.00%	JPMorgan Chase & Co.	6/20/18	USD	1,000	(16,275)

Total						$(5,597,924)

—	Credit default swaps - sold protection outstanding as of April 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 9 0-3%	5.00%	JPMorgan Chase & Co.	6/20/13	Not Rated	EUR	570	$ 33,671
iTraxx Europe Series 9 0-3%	5.00%	Morgan Stanley	6/20/13	Not Rated	EUR	290	18,081
ARAMARK Corp.	5.00%	BNP Paribas SA	12/20/16	B-	USD	250	36,550
CDX.NA.HY Series 17 Version 5	5.00%	Credit Suisse Group AG	12/20/16	B+	USD	960	141,076
CDX.NA.HY Series 17 Version 5	5.00%	Credit Suisse Group AG	12/20/16	B+	USD	960	123,709

18	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

—	Credit default swaps - sold protection outstanding as of April 30, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse Group AG	12/20/16	BBB+	USD	5,000	$170,075
Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	Not Rated	USD	500	39,537
Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	Not Rated	USD	200	15,307
Sunrise Communications Holdings SA	5.00%	Credit Suisse Group AG	3/20/17	B-	EUR	500	72,968
CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD	1,485	216,717
Sunrise Communications Holdings SA	5.00%	Citigroup, Inc.	6/20/17	B-	EUR	290	46,040
Ardagh Packaging Finance Plc	5.00%	Barclays Bank Plc	9/20/17	CCC+	EUR	90	13,860
Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	9/20/17	CCC+	EUR	140	21,919
BASF SE	1.00%	Barclays Bank Plc	12/20/17	A+	EUR	500	7,165
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	B+	USD	4,000	198,888
CDX.NA.IG Series 19 Version 1	1.00%	Goldman Sachs Group, Inc.	12/20/17	BBB+	USD	6,500	65,727
Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR	1,000	5,722
E. ON AG	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	500	4,427
Imperial Tobacco Group Plc	1.00%	Citigroup, Inc.	12/20/17	BBB	EUR	500	10,923
Imperial Tobacco Group Plc	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,000	14,973
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	34,400	543,011
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	22,950	362,271
iTraxx Financials Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR	3,750	20,320
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	9,930	98,924
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	7,160	52,541
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	4,960	52,953
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	9,930	97,548
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	5,370	63,274
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	4,965	45,333
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	265	738
iTraxx Sub Financials Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR	19,960	236,866
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs Group, Inc.	12/20/17	CCC+	USD	1,000	114,113
Sunrise Communications Holdings SA	5.00%	Credit Suisse Group AG	12/20/17	B-	EUR	490	16,048
Sunrise Communications Holdings SA	5.00%	Goldman Sachs Group, Inc.	12/20/17	B-	EUR	570	23,914
ThyssenKrupp AG	1.00%	Credit Suisse Group AG	12/20/17	BB	EUR	800	18,073
ThyssenKrupp AG	1.00%	Goldman Sachs Group, Inc.	12/20/17	BB	EUR	600	15,188
ThyssenKrupp AG	1.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR	540	13,669
Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	3/20/18	CCC+	EUR	1,350	41,075
Ardagh Packaging Finance Plc	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	1,420	42,456
Glencore International AG	1.00%	JPMorgan Chase & Co.	3/20/18	BBB	EUR	2,590	24,704
HeidelbergCement AG	5.00%	JPMorgan Chase & Co.	3/20/18	Not Rated	EUR	535	32,814
Intesa Sanpaolo SpA	1.00%	Bank of America Corp.	3/20/18	BBB+	EUR	2,600	(11,148)

BLACKROCK FUNDS	APRIL 30, 2013	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

—	Credit default swaps - sold protection outstanding as of April 30, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Jaguar Land Rover Automotive Plc	5.00%	Credit Suisse Group AG	3/20/18	BB-	EUR	2,500	$ 56,814
Jaguar Land Rover Automotive Plc	5.00%	Credit Suisse Group AG	3/20/18	BB-	EUR	2,000	67,723
Republic of Italy	1.00%	Barclays Bank Plc	3/20/18	Not Rated	EUR	5,050	(12,536)
Republic of Italy	1.00%	Barclays Bank Plc	3/20/18	Not Rated	USD	59	782
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs Group, Inc.	3/20/18	CCC+	USD	1,500	104,556
Sabre Holdings Corp. TSG	5.00%	Goldman Sachs Group, Inc.	3/20/18	CCC+	USD	1,500	104,299
Schaeffler Finance BV	5.00%	Barclays Bank Plc	3/20/18	B+	EUR	650	63,928
Schaeffler Finance BV	5.00%	Barclays Bank Plc	3/20/18	B+	EUR	640	54,504
Schaeffler Finance BV	5.00%	Credit Suisse Group AG	3/20/18	B+	EUR	650	61,005
Schaeffler Finance BV	5.00%	Credit Suisse Group AG	3/20/18	B+	EUR	640	54,504
Sunrise Communications Holdings SA	5.00%	Citigroup, Inc.	3/20/18	B-	EUR	930	23,304
Sunrise Communications Holdings SA	5.00%	Goldman Sachs Group, Inc.	3/20/18	B-	EUR	990	19,340
Swiss Reinsurnace Co. Ltd.	1.00%	Barclays Bank Plc	3/20/18	AA-	EUR	3,700	18,889
Swiss Reinsurnace Co. Ltd.	1.00%	Citigroup, Inc.	3/20/18	AA-	EUR	1,500	8,230
ThyssenKrupp AG	1.00%	Credit Suisse Group AG	3/20/18	BB	EUR	1,450	(9,932)
UniCredit SpA	3.00%	Barclays Bank Plc	3/20/18	BBB+	EUR	1,300	5,134
UniCredit SpA	3.00%	JPMorgan Chase & Co.	3/20/18	BBB+	EUR	2,600	2,695
Allianz SE	1.00%	JPMorgan Chase & Co.	6/20/18	AA	EUR	4,550	62,939
Aviva Plc	1.00%	BNP Paribas SA	6/20/18	Not Rated	EUR	1,995	37,850
Aviva Plc	1.00%	Credit Suisse Group AG	6/20/18	Not Rated	EUR	2,145	40,072
Compagnie Financiere Michelin	1.00%	Citigroup, Inc.	6/20/18	BBB+	EUR	1,910	(1,085)
Daimler AG	1.00%	JPMorgan Chase & Co.	6/20/18	A-	EUR	1,920	266
Deutsche Telekom AG	1.00%	Citigroup, Inc.	6/20/18	BBB+	EUR	1,920	(105)
Glencore International AG	1.00%	JPMorgan Chase & Co.	6/20/18	BBB	EUR	1,920	(5,029)
Laxess AG	1.00%	BNP Paribas SA	6/20/18	BBB	EUR	1,920	(870)
Munchener Ruckversicherungs AG	1.00%	JPMorgan Chase & Co.	6/20/18	Not Rated	EUR	4,550	55,367
Valeo SA	1.00%	Citigroup, Inc.	6/20/18	Not Rated	EUR	1,910	(1,896)
Vinci SA	1.00%	Barclays Bank Plc	6/20/18	BBB+	EUR	1,920	524
Vivendi SA	1.00%	JPMorgan Chase & Co.	6/20/18	BBB	EUR	1,920	(4,538)
Volkswagen AG	1.00%	JPMorgan Chase & Co.	6/20/18	A-	EUR	1,920	(255)

Total							$3,968,499

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between

20	BLACKROCK FUNDS	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$466,050	$11,197,512	$11,663,562
Corporate Bonds	–	500,161,094	–	500,161,094
Floating Rate Loan Interests	–	54,756,940	9,760,874	64,517,814
Foreign Agency Obligations	–	13,668,946	–	13,668,946
Foreign Government Obligations	–	83,469,748	–	83,469,748
Non-Agency Mortgage-Backed Securities	–	6,688,918	–	6,688,918
Preferred Securities	$7,017,376	49,040,718	–	56,058,094
U.S. Treasury Obligations	–	13,159,374	–	13,159,374
Short-Term Securities:
Borrowed Bond Agreements	–	179,157,479	–	179,157,479
Money Market Funds	336,770,668	–	–	336,770,668
Options Purchased:
Equity Contracts	73,627	–	–	73,627
Credit Contracts	–	367,515	–	367,515
Liabilities:
Investments:
Borrowed Bonds	–	(176,658,710)	–	(176,658,710)
Securities Sold Short	–	(199,055)	–	(199,055)

Total	$343,861,671	$724,079,017	$20,958,386	$1,088,899,074

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$4,137,145	–	$4,137,145
Foreign currency exchange contracts	$170,518	16,146	–	186,664
Equity contracts	23,270	–	–	23,270
Liabilities:
Credit contracts	–	(5,766,570)	–	(5,766,570)
Foreign currency exchange contracts	–	(3,548,563)	–	(3,548,563)
Interest rate contracts	(1,724,610)	–	–	(1,724,610)

Total	$(1,530,822)	$(5,161,842)	–	$(6,692,664)

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	APRIL 30, 2013	21

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$34,654	–	–	$34,654
Foreign currency at value	3,326,493	–	–	3,326,493
Cash pledged for financial futures contracts	3,249,000	–	–	3,249,000
Cash pledged as collateral for swap contracts	6,284,000	–	–	6,284,000
Liabilities:
Cash received as collateral for swap contracts	–	$(200,000)	–	(200,000)

Total	$12,894,147	$(200,000)	–	$12,694,147

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of July 31, 2012	–	$957,837	$736,885	$1,694,722
Transfers into Level 3[2]	–	–	–	–
Transfers out of Level 3[2]	–	–	(736,885)	(736,885)
Accrued discounts/premiums	$7,936	10,295	–	18,231
Net realized gain (loss)	–	10,973	–	10,973
Net change in unrealized appreciation/depreciation[3]	(20,757)	46,126	–	25,369
Purchases	11,210,333	9,960,049	–	21,170,382
Sales	–	(1,224,406)	–	(1,224,406)

Closing Balance, as of April 30, 2013	$11,197,512	$9,760,874	–	$20,958,386

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of April 30, 2013 was $28,662.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK FUNDS	APRIL 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	June 21, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	June 21, 2013